UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09303 & 811-09923
Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)
16 New Broadway
Sleepy Hollow, NY 10591
(Address of principal executive offices) (Zip code)
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)
(800) 930-3828
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2006
Date of reporting period: December 31, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

December 31, 2006 www.kineticsfunds.com

Annual Report

The Internet Fund

The Internet Emerging Growth Fund

The Paradigm Fund

The Medical Fund

The Small Cap Opportunities Fund

The Kinetics Government Money Market Fund

The Market Opportunities Fund

Each a series of Kinetics Mutual Funds, Inc.

[KINETICS MUTUAL FUNDS, INC. LOGO]

KINETICS MUTUAL FUNDS, INC.

December 31, 2006

KINETICS MUTUAL FUNDS, INC.

Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds’ Annual Report for the period ended December 31, 2006. The Kinetics Family of Mutual Funds had a solid year, with gains of 27.81% for The Paradigm Fund, 28.37% for the Small-Cap Opportunities Fund, 16.49% for The Internet Fund, 14.81% for the Medical Fund and 16.89% for the Internet Emerging Growth Fund. Our Market Opportunities Fund did not have a full year of operations during 2006. These results can be compared with the 2006 total returns, assuming dividends reinvested in the indices, of 15.79% for the S&P 500 Index and 10.38% for the NASDAQ Composite Index.

During 2006, the performance of the Kinetics Funds was driven by the underlying business operations of the investments held in the various funds. These investments included publicly-traded exchanges, investment banks, asset management firms, utilities, energy companies, pharmaceuticals, holding companies and various other operating enterprises. In general, our portfolios, irrespective of industries or sectors, consist of businesses that exhibit high returns on equity, long product life cycles and a differentiated or highly competitive position in their respective product or service markets. Our investment philosophy and strategy is to purchase such enterprises at discounts to their long-term intrinsic values and to permit their business plans to come to fruition.

We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides an array of information, including recent portfolio holdings, quarterly investment commentaries, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on companies that currently have, or which should soon have, sustainable high returns on equity. The Fund has produced attractive returns over the last seven years.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long- term investment results.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and thera-

pies. As a sector fund, The Medical Fund is likely to have heightened volatility.

The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related technology. As a sector fund with a focus on Internet/technology, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one’s equity exposure. We view a segment of this Fund’s holdings as publicly traded venture capital and are quite aware that many of these investments will not fulfill their early promise. However, we expect that, over time, some small percentage will develop into excellent investments, allowing the fund to produce overall satisfactory, albeit lumpy, investment returns.

The Internet Emerging Growth Fund focuses upon early life cycle companies that are positioned on the edge of the curve in the evolution on Internet-related technology. The statements made about the Internet Fund are equally applicable, if not more so, to this fund.

The Market Opportunities Fund seeks to invest in those companies that benefit to an unusually large degree from both the increasing size of transactions and from the increasing number of transactions. Such investments include publicly-traded exchanges, toll roads, gaming stocks and asset management firms.

The Kinetics Government Money Market Fund is a short-term investment vehicle that helps to round out our equity product offerings.

Peter B. Doyle
President
Kinetics Mutual Funds, Inc.

(1)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.
(2)	The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

KINETICS MUTUAL FUNDS, INC.

Year 2006 Annual Investment Commentary

Dear Fellow Shareholders,

As investors, we are known to have a value orientation. This characterization is accurate in that we seek to own businesses that we deem to be trading below their intrinsic value, based on our estimates of the present values of the companies’ future cash flows in relation to their current stock prices. It is not based on some specific price-to-book value ratio or some absolute price-earnings multiple. Almost unbelievably, the dividing line between a growth index and a value index is price and various metrics based on price. For example, the highest priced (in relation to book value) 250 companies in the S&P 500 Index are included in the S&P/Barra Growth Index, and the lowest priced 250 companies are included in the S&P/Barra Value Index. The decision to classify a stock as value or growth is done without knowing the underlying nature of the businesses themselves. This practice seems dysfunctional to us; accordingly, we choose to ignore this very artificial categorization. It should be noted that a component of a portfolio manager’s compensation is frequently tied to how he/she performs in relation to a particular index. Thus, managers have a financial incentive to divide the world into the same artificial categories.

We consider ourselves to be business analysts first and foremost, and, as such, we seek investments that have long product lifecycles and easily understood business models. We are more interested in understanding a company’s cost structure (e.g., whether it has a variable-cost structure or a fixed-cost structure) than whether it is regarded as a growth or value stock. Variable-cost companies can respond swiftly to shifts in demand during business cycles by cutting costs. Fixed-cost businesses do not, on balance, have this capability. It has been our observation that variable-cost businesses tend to outperform fixed-cost businesses over extended business cycles. Asset management firms are excellent examples of variable-cost businesses. The added costs of managing additional assets are generally negligible and the resulting profitability great. It is said of these companies that the assets (and primary costs) ride up and down the elevator daily. In extremis, should a firm lose assets under management it could always rapidly reduce its workforce.

This is not to say that some fixed-cost businesses cannot be excellent investments, and we are particularly eager to own the facilitator businesses, which benefit from the increased volume or activities of others, such as airports and, particularly, publicly-traded exchanges. However, unlike the typical fixed-cost businesses, the publicly-traded exchanges have very little annual reinvestment needs. Thus, reported earnings are usually a good indication of free cash flow. This distinction, along with their growth potential, makes them, in our opinion, value investments despite their current price-earnings multiples.

In January of 2007, McKinsey Global Institute released a report stating that “The value of global financial assets - including equities, government and corporate debt securities, and bank deposits, expanded to $140 trillion by the end of 2005, an increase of $7 trillion from a year earlier.” This staggering number is estimated to be three times the world’s GDP. “Global cross-border capital flows topped $6 trillion, a new record and more than double their level in 2002.” McKinsey further stated “our data shows that foreign investors hold one in four debt securities and one in five equities, suggesting that national financial markets are increasingly integrating into a single global market for capital.”

In another report (released in 2006 by McKinsey & Co) titled, The Asset Management Industry in 2010, it was reported that “just five years ago the average top-ten player managed about $500 billion in assets; today that figure is closer to $1 trillion.” Further, it was stated that in the year 2010, the very largest asset managers will easily top $2 trillion in assets. This information has great relevance with regard to many of the investments that we own on your behalf, principally the publicly-traded exchanges, asset managers and investment banks. The global trading platforms necessary to accommodate the world’s financial asset levels are not presently in place. They are just beginning to be created, through mergers such as that of the Chicago Mercantile Exchange and CBOT Holdings and the NYSE Holdings and Euronext, as well as by the strategic alliances being announced by exchanges on an almost daily basis. Global trading volume has risen by an incredible amount over the last 45 years. For instance, daily volume on the New York Stock Exchange was approximately 3 million shares in 1960, 45 million shares in 1980, 1.5 billion shares in 2005, and is currently running at approximately 2.6 billion shares. What it might be in 2010 is anyone’s guess; however, the underpinnings are set for an extraordinarily large figure. In our opinion, the future volumes that will be executed through global exchanges will be astounding when compared to today’s already robust levels.

If in 2010 the largest asset manager will have half of its assets in equities ($1 trillion estimate) and wishes to own a 4% position in Exxon-Mobil, it would need to invest $40 billion in that stock. At Exxon-Mobil’s current price that would be 533 million shares, or in excess of 9% of Exxon-Mobil’s outstanding shares today. Moreover, typical mutual fund has over 100% turnover annually.

Further, the academic community and adherents of modern portfolio theory have created the intellectual guideposts that will enable a greater amount of money to flow into hedge funds and long-only absolute return strategies. The financial managers have the monetary incentive to push these products, as they generally charge a one-percent management fee, plus 20% of the profits earned, which is much more remunerative than the fees pertaining to simple long-only mutual funds. These hedged vehicles are supposed to provide a more linear return pattern while maintaining one’s desired exposure to stocks. However, behind such an approach is an incredible amount of trading. The global asset classes selected by these managers are chosen for their uncorrelated nature. As these asset classes fluctuate in price, the managers must rebalance (trade) to bring these assets to their proper weighting.

Much of the growth in absolute return strategies has been in quantitative strategies, which use computer programs to determine which stocks to buy and sell with great rapidity. These quantitative managers believe that you can take a more scientific approach to investing, particularly hedged investing. However, investing is a subset of economics, which is a social science. Therefore, investing is more art than science, and the behavioral aspects of investing cannot be ignored. In a hard science, such as chemistry, the outcome will always be known (such as adding 2 parts hydrogen and 1 part oxygen to obtain water). The act of observation will not change the outcome. In a social science (or soft science) the act of observation influences the outcome. If all investors believe that something will occur, then that very belief will change the result or reward. Thus, a scientific approach will not, in the long run, be able to achieve the anticipated return if everyone believes in the inevitability of such a return. However, in the interim, more capital will enter these strategies and will support higher volume levels globally.

All of this trading potential, which we believe will come to fruition, would be the cash registers ringing for our exchange holdings. The operating leverage from a fixed-cost business can be extraordinary under certain circumstances. The reason we discuss this phenomenon so frequently is that the opportunity is still being largely ignored by the wider investment community, although heavily participated in by our various funds, most explicitly by our Market Opportunities Fund.

We are well aware of the vast array of opportunities investors have before them, and we are grateful that you have chosen us. We will continue to strive to achieve rewarding investment results for you.

You should consider a fund’s investment objective, risks, charges and expenses carefully before investing. For a prospectus, which contains useful information on all Kinetics’ funds, please visit our website at www.kineticsfunds.com.

Peter B. Doyle
Chief Investment Strategist

Disclosure
This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment program, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because the Funds [other than The Paradigm Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund and The Kinetics Government Money Market Fund] invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet and biotechnology stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries and have experienced extreme price and volume fluctuations. Past performance is no guarantee of future performance.

Because smaller companies [for The Internet Emerging Growth Fund and The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

As non-diversified [other than The Kinetics Government Money Market Fund] and single industry funds, the value of their shares may fluctuate more than shares invested in a broader range of industries and companies.

An investment in the Kinetics Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Distributor: Kinetics Funds Distributor, Inc. is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor, Inc. is an affiliate of Kinetics Asset Management, Inc., Investment Adviser to Kinetics Mutual Funds, Inc.

January 1, 2007 — Kinetics Asset Management, Inc.

How a $10,000 Investment Has Grown:
The charts show the growth of a $10,000 investment in the Funds as compared to the performance of two representative market indices. The tables below the charts show the average annual total returns on an investment over various periods. Returns for periods greater than one year are average annual total returns. The annual returns assume the reinvestment of all dividends and distributions, however, the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original costs.
S&P 500 Index — The S&P 500 Index is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is unmanaged and includes the reinvestment of dividends and does not reflect the payments of transaction costs and advisory fees associated with an investment in the Funds. The securities that comprise the S&P 500 may differ substantially from the securities in the Funds’ portfolios. It is not possible to directly invest in an index.
NASDAQ Composite Index — The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The NASDAQ Composite is unmanaged and does not include the reinvestment of dividends and does not reflect the payment of transaction costs or advisory fees associated with an investment in the Funds. The securities that comprise the NASDAQ Composite may differ substantially from the securities in the Funds’ portfolios. It is not possible to directly invest in an index.

The Internet Fund
October 21, 1996 — December 31, 2006

	Ended 12/31/06

		Advisor	Advisor
	No Load	Class A	Class A		NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	S&P 500	Composite

One Year	16.50%	16.18%	9.49%	15.80%	9.52%

Five Years	6.22%	5.75%	4.50%	6.19%	4.37%

Ten Years	6.46%	N/A	N/A	8.42%	6.46%

Since Inception No Load Class (10/21/96)	19.02%	N/A	N/A	8.75%	6.79%

Since Inception Advisor Class A (4/26/01)	N/A	3.63%	2.55%	4.26%	3.06%

(1)	Reflects front-end sales charge of 5.75%.
Returns for periods greater than one year are average annual total returns.

The Internet Emerging Growth Fund
December 31, 1999 — December 31, 2006

	Ended 12/31/06

			NASDAQ
	Fund	S&P 500	Composite

One Year	16.90%	15.80%	9.52%

Five Years	5.39%	6.19%	4.37%

Since Inception (12/31/99)	-7.97%	1.13%	-7.18%

Returns for periods greater than one year are average annual total returns.

The Paradigm Fund
December 31, 1999 — December 31, 2006

	Ended 12/31/06

		Advisor	Advisor
	No Load	Class A	Class A	Advisor	Institutional		NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C	Class	S&P 500	Composite

One Year	27.81%	27.42%	20.07%	26.82%	27.96%	15.80%	9.52%

Five Years	20.39%	20.02%	18.60%	N/A	N/A	6.19%	4.37%

Since Inception No Load Class (12/31/99)	15.15%	N/A	N/A	N/A	N/A	1.13%	-7.18%

Since Inception Advisor Class A (4/26/01)	N/A	17.75%	16.53%	N/A	N/A	4.26%	3.06%

Since Inception Advisor Class C (06/28/02)	N/A	N/A	N/A	21.71%	N/A	10.28%	11.75%

Since Inception Institutional Class (05/27/05)	N/A	N/A	N/A	N/A	25.52%	13.20%	9.95%

(1)	Reflects front-end sales charge of 5.75%.
Returns for periods greater than one year are average annual total returns.

The Medical Fund
September 30, 1999 — December 31, 2006

	Ended 12/31/06

		Advisor	Advisor
	No Load	Class A	Class A		NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	S&P 500	Composite

One Year	14.81%	14.49%	7.89%	15.80%	9.52%

Five Years	1.25%	0.89%	-0.30%	6.19%	4.37%

Since Inception No Load Class (9/30/99)	9.45%	N/A	N/A	3.04%	-1.75%

Since Inception Advisor Class A (4/26/01)	N/A	0.58%	-0.46%	4.26%	3.06%

(1)	Reflects front-end sales charge of 5.75%.
Returns for periods greater than one year are average annual total returns.

The Small Cap Opportunities Fund
March 20, 2000 — December 31, 2006

	Ended 12/31/06

		Advisor	Advisor
	No Load	Class A	Class A	Institutional		NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class	S&P 500	Composite

One Year	28.37%	28.03%	20.69%	28.52%	15.80%	9.52%

Five Years	14.44%	14.17%	12.84%	N/A	6.19%	4.37%

Since Inception No Load Class (3/20/00)	16.67%	N/A	N/A	N/A	1.25%	-9.09%

Since Inception Advisor Class A (12/31/01)	N/A	14.17%	12.84%	N/A	6.19%	4.37%

Since Inception Institutional Class (8/12/05)	N/A	N/A	N/A	22.62%	12.92%	8.50%

(1)	Reflects front-end sales charge of 5.75%.
Returns for periods greater than one year are average annual total returns.

The Market Opportunities Fund
January 31, 2006 — December 31, 2006

	Ended 12/31/06

			Advisor		Advisor
	No Load		Class A		Class A				NASDAQ
	Class		(No Load)		(Load Adjusted)(1)		S&P 500		Composite

Since Inception No Load Class (01/31/06)	20.85	% (2)	N/A		N/A		12.81	% (2)	4.75% (2)

Since Inception Advisor Class A (01/31/06)	N/A		20.68	% (2)	13.74	%(2)	12.81	% (2)	4.75% (2)

(1)	Reflects front-end sales charge of 5.75%.
(2)	Not annualized.
Returns for periods greater than one year are average annual total returns.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS

Expense Example
December 31, 2006
Shareholders incur two type of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by the Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on July 1, 2006 and held for the entire period from July 1, 2006 to December 31, 2006.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all of its investable assets in a corresponding Master Portfolio, a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. The Adviser for the Master Portfolios has directed a certain amount of the Master Portfolio’s trades to brokers believed to provide the best execution and, as a result, the Master Portfolios have generated direct brokerage credits to reduce certain service provider fees. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.
The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between the Feeder Fund and any other series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders.

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Feeder Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one’s ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. In addition, if these transactional costs were included, one’s costs would have been higher.

Expense Example

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	(7/1/06)	(12/31/06)	(7/1/06 to 12/31/06)

The Internet Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,058.00	$10.15
No Load Class Actual — after expense reimbursement	$1,000.00	$1,058.00	$8.81
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.34	$9.94
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.65	$8.63
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,060.60	$11.46
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,060.60	$10.12
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.08	$11.21
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.38	$9.90
The Internet Emerging Growth Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,074.30	$13.82
No Load Class Actual — after expense reimbursement	$1,000.00	$1,074.30	$3.78
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.88	$13.40
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,021.56	$3.68
The Paradigm Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,079.30	$8.80
No Load Class Actual — after expense reimbursement	$1,000.00	$1.079.30	$7.90
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.74	$8.53
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.60	$7.67
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,078.60	$10.11
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,078.60	$9.21
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.48	$9.80
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.34	$8.93
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,075.30	$12.71
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,075.30	$11.81
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.96	$12.32

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	(7/1/06)	(12/31/06)	(7/1/06 to 12/31/06)

Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.82	$11.46
Institutional Class Actual — before expense reimbursement	$1,000.00	$1,079.50	$8.54
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,079.50	$6.87
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.99	$8.28
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,018.59	$6.67
The Medical Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,074.20	$10.46
No Load Class Actual — after expense reimbursement	$1,000.00	$1,074.20	$5.54
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.12	$10.16
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,019.86	$5.40
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,072.90	$11.76
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,072.90	$6.84
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.86	$11.42
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,018.60	$6.66
The Small Cap Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,095.90	$9.00
No Load Class Actual — after expense reimbursement	$1,000.00	$1,095.90	$7.67
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.62	$8.66
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.89	$7.38
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,093.70	$10.31
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,093.70	$8.99
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.36	$9.92
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.62	$8.66
Institutional Class Actual — before expense reimbursement	$1,000.00	$1,032.30	$8.47
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,032.30	$6.40

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	(7/1/06)	(12/31/06)	(7/1/06 to 12/31/06)

Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.87	$8.40
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,025.21	$6.37
The Kinetics Government Money Market Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,012.90	$15.10
No Load Class Actual — after expense reimbursement	$1,000.00	$1,012.90	$(6.34)
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,010.20	$15.08
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,031.50	$(6.40)
The Market Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,058.00	$12.46
No Load Class Actual — after expense reimbursement	$1,000.00	$1,058.00	$5.78
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.10	$12.18
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,019.58	$5.68
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,060.60	$13.77
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,060.60	$7.09
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.84	$13.44
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,018.32	$6.95

Note:	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement respectively of 1.96% and 1.70% for The Internet Fund No Load Class, 2.21% and 1.95% for The Internet Fund Advisor Class A, 2.64% and 0.72% for The Internet Emerging Growth Fund, 1.68% and 1.51% for The Paradigm Fund No Load Class, 1.93% and 1.76% for The Paradigm Fund Advisor Class A, 2.43% and 2.26% for The Paradigm Fund Advisor Class C, 1.63% and 1.31% for The Paradigm Fund Institutional Class, 2.00% and 1.06% for The Medical Fund No Load Class, 2.25% and 1.31% for The Medical Fund Advisor Class A, 1.70% and 1.45% for The Small Cap Opportunities Fund No Load Class, 1.95% and 1.70% for The Small Cap Opportunities Fund Advisor Class A, 1.65% and 1.25% for The Small Cap Opportunities Fund Institutional Class, 2.98% and (1.25)% The Kinetics Government Money Market Fund, 2.40% and 1.12% The Market Opportunities Fund No Load Class, and 2.65% and 1.37% The Market Opportunities Fund Advisor Class A,, multiplied by the average account value over the period, multiplied by 184/365.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS

Statement of Assets & Liabilities
December 31, 2006

		The Internet
	The Internet	Emerging Growth
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$137,295,103	$3,979,468
Receivable from Adviser	—	3,329
Receivable for Master Portfolio interest sold	159,334	—
Receivable for Fund shares sold	23,792	42,274
Prepaid expenses and other assets	12,703	9,918

Total assets	137,490,932	4,034,989

LIABILITIES:
Payable for Master Portfolio interest purchased	—	31,920
Payable to Directors and Officers	2,042	35
Payable for Fund shares repurchased	183,126	10,354
Payable for service fees	29,678	829
Payable for distribution fees	54	—
Accrued expenses and other liabilities	29,252	794

Total liabilities	244,152	43,932

Net assets	$137,246,780	$3,991,057

NET ASSETS CONSIST OF:
Paid in capital	$291,633,353	$14,440,878
Accumulated net investment loss	(1,280,228)	(97,897)
Accumulated net realized loss on investments, options and written option contracts	(198,719,139)	(11,349,839)
Net unrealized appreciation on:
Investments	45,605,847	992,256
Written option contracts	6,947	5,659

Net assets	$137,246,780	$3,991,057

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$137,011,996	$3,991,057
Shares outstanding	4,787,532	797,701
Net asset value per share (offering and redemption price)	$28.62	$5.00

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$234,784
Shares outstanding	8,313
Net asset value per share	$28.24

Offering price per share ($28.24 divided by .9425)	$29.96

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.
See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities — (Continued)
December 31, 2006

	The
	Paradigm	The Medical
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$2,145,127,327	$16,229,985
Receivable from Adviser	—	6,044
Receivable for Fund shares sold	37,219,608	32,010
Prepaid expenses and other assets	73,938	8,319

Total assets	2,182,420,873	16,276,358

LIABILITIES:
Payable for Master Portfolio interest purchased	35,961,166	16,100
Payable for Advisor	162,903	—
Payable to Directors and Officers	12,830	207
Payable for Fund shares repurchased	1,258,442	15,910
Payable for service fees	347,311	3,495
Payable for distribution fees	104,115	154
Accrued expenses and other liabilities	243,088	2,712

Total liabilities	38,089,855	38,578

Net assets	$2,144,331,018	$16,237,780

NET ASSETS CONSIST OF:
Paid in capital	$1,788,483,611	$17,027,632
Accumulated net investment income (loss)	(6,969,349)	17,907
Accumulated net realized loss on investments, options and written option contracts	(207,933)	(608,024)
Net unrealized appreciation (depreciation) on:
Investments	363,025,544	(199,735)
Written option contracts	(855)	—

Net assets	$2,144,331,018	$16,237,780

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$1,337,760,588	$15,526,635
Shares outstanding	51,871,862	870,702
Net asset value per share (offering and redemption price)	$25.79	$17.83

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$183,030,535	$711,145
Shares outstanding	7,197,233	40,704
Net asset value per share	$25.43	$17.47

Offering price per share ($25.43 divided by .9425 and $17.47 divided by .9425, respectively)	$26.98	$18.54

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities — (Continued)
December 31, 2006

The
Paradigm
Fund

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$116,225,523
Shares outstanding	4,653,637
Net asset value per share (offering and redemption price)	$24.98

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$507,314,372
Shares outstanding	19,692,453
Net asset value per share (offering and redemption price)	$25.76

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.
See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities — (Continued)
December 31, 2006

	The Small	The Kinetics
	Cap	Government
	Opportunities	Money
	Fund	Market Fund

ASSETS:
Investments in the Master Portfolios, at value*	$491,009,054	$1,411,366
Cash	—	70
Receivable from Adviser	—	2,452
Receivable for Fund shares sold	9,324,286	—
Prepaid expenses and other assets	24,812	12,106

Total assets	500,358,152	1,425,994

LIABILITIES:
Payable for Master Portfolio interest purchased	8,625,993	—
Payable for dividend to Shareholders	—	70
Payable to Adviser	24,604	—
Payable to Directors and Officers	2,937	8
Payable for Fund shares repurchased	673,689	—
Payable for service fees	64,176	246
Payable for distribution fees	2,476	—
Accrued expenses and other liabilities	52,948	214

Total liabilities	9,446,823	538

Net assets	$490,911,329	$1,425,456

NET ASSETS CONSIST OF:
Paid in capital	$404,907,003	$1,425,456
Accumulated net investment loss	(463,098)	—
Accumulated net realized loss on investments, options and written option contracts	(1,674,369)	—
Net unrealized appreciation on:
Investments	88,141,793	—

Net assets	$490,911,329	$1,425,456

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$268,875,210	$1,425,456
Shares outstanding	9,986,115	1,425,456
Net asset value per share (offering and redemption price)	$26.92	$1.00

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$12,443,742
Shares outstanding	465,832
Net asset value per share	$26.71

Offering price per share ($26.71 divided by .9425)	$28.34

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$209,592,377
Shares outstanding	7,788,024
Net asset value per share (offering and redemption price)	$26.91

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.
See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities — (Continued)
December 31, 2006

The Market
Opportunities
Fund

ASSETS:
Investments in the Master Portfolios, at value*	$17,568,970
Receivable from Adviser	6,505
Receivable for Fund shares sold	307,203
Prepaid expenses and other assets	18,641

Total assets	17,901,319

LIABILITIES:
Payable for Master Portfolio interest purchased	307,089
Payable to Directors and Officers	857
Payable for Fund shares repurchased	114
Payable for service fees	3,307
Payable for distribution fees	1,641
Accrued expenses and other liabilities	3,471

Total liabilities	316,479

Net assets	$17,584,840

NET ASSETS CONSIST OF:
Paid in capital	$15,883,760
Accumulated net investment loss	(23,561)
Accumulated net realized loss on investments, options and written option contracts	(56)
Net unrealized appreciation on:
Investments	1,724,697

Net assets	$17,584,840

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$7,993,823
Shares outstanding	663,238
Net asset value per share (offering and redemption price)	$12.05

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISER CLASS A:
Net assets	$9,591,017
Shares outstanding	796,907
Net asset value per share	$12.04

Offering price per share ($12.04 divided by .9425)	$12.77

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.
See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS

Statement of Operations
For the Year Ended December 31, 2006

		The Internet
	The Internet	Emerging
	Fund	Growth Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$1,349,038	$80,247
Interest	182,487	66,790
Income from securities lending	710,544	6,830
Expenses only from Master Portfolio††	(1,916,089)	(51,166)

Net investment income from Master Portfolio	325,980	102,701

EXPENSES:
Distribution fees — Advisor Class A	608	—
Shareholder servicing fees and expenses	630,576	26,293
Reports to shareholders	92,271	3,687
Administration fees	55,551	1,345
Professional fees	20,389	467
Directors’ and Officers’ fees and expenses	7,510	158
Registration fees	24,150	19,512
Fund accounting fees	7,088	116
Other expenses	7,764	176

Total expenses	845,907	51,754
Less, expense reimbursement	(105,032)	(54,224)

Net expenses	740,875	(2,470)

Net investment income (loss)	(414,895)	105,171

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(11,569,467)	161,804
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	34,149,453	304,879
Written option contracts	2,962	1,786

Net gain on investments	22,582,948	468,469

Net increase in net assets resulting from operations	$22,168,053	$573,640

† Net of Foreign Taxes Withheld of:	$22,082	$737

†† Net of expense reduction of:	$85,368	$5,353

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations — (Continued)
For the Year Ended December 31, 2006

	The Paradigm	The Medical
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$12,514,968	$201,913
Interest	12,011,077	57,927
Income from securities lending	3,044,013	5,555
Expenses only from Master Portfolio††	(16,198,055)	(201,151)

Net investment income from Master Portfolio	11,372,003	64,244

EXPENSES:
Distribution fees — Advisor Class A	281,729	1,608
Distribution fees — Advisor Class C	537,917	—
Shareholder servicing fees and expenses	3,217,237	79,732
Shareholder servicing fees — Institutional Class	473,331	—
Reports to shareholders	218,002	8,515
Administration fees	447,859	5,690
Professional fees	160,485	1,973
Directors’ and Officers’ fees and expenses	54,761	716
Registration fees	210,998	27,377
Fund accounting fees	93,976	738
Other expenses	22,183	722

Total expenses	5,718,478	127,071
Less, expense waiver for Institutional Class service fees	(354,998)	—
Less, expense reimbursement	(1,024,833)	(110,232)

Net expenses	4,338,647	16,839

Net investment income	7,033,356	47,405

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	3,336,525	574,749
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	299,452,507	1,519,670
Written option contracts	(855)	—

Net gain on investments	302,788,177	2,094,419

Net increase in net assets resulting from operations	$309,821,533	$2,141,824

† Net of Foreign Taxes Withheld of:	$580,112	$15,340

†† Net of expense reduction of:	$1,022,426	$15,309

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations — (Continued)
For the Year Ended December 31, 2006

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$2,142,920	$—
Interest	1,623,179	46,919
Income from securities lending	631,304	—
Expenses only from Master Portfolio††	(3,285,536)	(11,694)

Net investment income from Master Portfolio	1,111,867	35,225

EXPENSES:
Distribution fees — Advisor Class A	21,840	—
Shareholder servicing fees and expenses	509,981	7,616
Shareholder servicing fees — Institutional Class	236,194	—
Reports to shareholders	99,280	2,714
Administration fees	94,768	390
Professional fees	35,005	247
Directors’ and Officers’ fees and expenses	11,666	62
Registration fees	79,283	12,977
Fund accounting fees	16,725	34
Other expenses	5,307	38

Total expenses	1,110,049	24,078
Less, expense waiver for Institutional Class service fees	(177,145)	—
Less, expense reimbursement	(318,737)	(33,561)

Net expenses	614,167	(9,483)

Net investment income	497,700	44,708

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized loss on:
Investments and foreign currency	(400,497)	—
Net change in unrealized appreciation of:
Investments and foreign currency	69,114,777	—

Net gain on investments	68,714,280	—

Net increase in net assets resulting from operations	$69,211,980	$—

† Net of Foreign Taxes Withheld of:	$23,493	$—

†† Net of expense reduction of:	$340,332	$3,868

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations — (Continued)
For the period January 31, 2006 ^ through December 31, 2006

The Market
Opportunities
Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$59,694
Interest	53,134
Income from securities lending	898
Expenses only from Master Portfolio‡	(92,747)

Net investment income from Master Portfolio	20,979

EXPENSES:
Distribution fees — Advisor Class A	6,267
Shareholder servicing fees and expenses	27,870
Reports to shareholders	618
Administration fees	2,033
Professional fees	18,097
Directors’ and Officers’ fees and expenses	230
Registration fees	5,182
Fund accounting fees	314

Total expenses	60,611
Less, expense reimbursement	(60,519)

Net expenses	92

Net investment income	20,887

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	26
Net change in unrealized appreciation of:
Investments and foreign currency	1,724,697

Net gain on investments	1,724,723

Net increase in net assets resulting from operations	$1,745,610

† Net of Foreign Taxes Withheld of:	$1,637

‡ Net of expense reduction of:	$11,984

__________________

^Commencement of operations.
See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS

Statements of Changes in Net Assets

			The Internet Emerging
	The Internet Fund		Growth Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

OPERATIONS:
Net investment income (loss)	$(414,895)	$763,308	$105,171	$134,885
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	(11,569,467)	(7,302,374)	161,804	(20,833)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	34,152,415	1,383,172	306,665	(47,074)

Net increase (decrease) in net assets resulting from operations	22,168,053	(5,155,894)	573,640	66,978

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS
Net investment income	(517,032)	(1,218,235)	(136,199)	(160,455)

Total distributions	(517,032)	(1,218,235)	(136,199)	(160,455)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	(886)	(1,745)	N/A	N/A

Total distributions	(886)	(1,745)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	7,562,932	1,976,990	769,344	895,722
Redemption fees	4,836	3,071	494	663
Proceeds from shares issued to holders in reinvestment of dividends	489,767	1,155,106	130,660	153,337
Cost of shares redeemed	(40,922,715)	(50,437,185)	(1,242,514)	(1,644,963)

Net decrease in net assets resulting from No Load Class capital share transactions	(32,865,180)	(47,302,018)	(342,016)	(595,241)

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Internet Emerging
	The Internet Fund		Growth Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	$75,593	$131,159	$ N/A	$ N/A
Redemption fees	0	995	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	853	1,700	N/A	N/A
Cost of shares redeemed	(175,218)	(177,757)	N/A	N/A

Net decrease in net assets resulting from Advisor Class A capital share transactions	(98,772)	(43,903)	N/A	N/A

TOTAL DECREASE IN NET ASSETS	(11,313,817)	(53,721,795)	95,425	(688,718)
NET ASSETS:
Beginning of year	148,560,597	202,282,392	3,895,632	4,584,350

End of year*	137,246,780	148,560,597	3,991,057	3,895,632

*Including undistributed net investment loss of:	(1,280,228)	(2,242,506)	(97,897)	(66,901)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	281,558	82,811	159,298	200,890
Shares issued in reinvestment of dividends and distributions	17,089	46,841	26,237	34,613
Shares redeemed	(1,522,811)	(2,104,010)	(267,914)	(373,836)

Net decrease in shares outstanding	(1,224,164)	(1,974,358)	(82,379)	(138,333)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	2,829	5,549
Shares issued in reinvestments of dividends and distributions	30	70
Shares redeemed	(6,847)	(7,508)

Net decrease in shares outstanding	(3,988)	(1,889)

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

OPERATIONS:
Net investment income (loss)	$7,033,356	$(774,491)	$47,405	$(183,618)
Net realized gain on sale of investments, foreign currency and written option contracts expired or closed	3,336,525	273,094	574,749	1,894,682
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	299,451,652	37,040,705	1,519,670	(2,051,506)

Net increase (decrease) in net assets resulting from operations	309,821,533	36,539,308	2,141,824	(340,442)

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	(7,752,890)	(229,540)	(29,493)	—
Net realized gains	(1,951,888)	(505,860)	(1,007,832)	—

Total distributions	(9,704,778)	(735,400)	(1,037,325)	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	(835,845)	—	—	—
Net realized gains	(277,929)	(73,876)	(46,983)	—

Total distributions	(1,113,774)	(73,876)	(46,983)	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	(191,431)	—	N/A	N/A
Net realized gains	(179,607)	(47,582)	N/A	N/A

Total distributions	(371,038)	(47,582)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	(3,655,628)	(18,827)	N/A	N/A
Net realized gains	(752,983)	(13,174)	N/A	N/A

Total distributions	(4,408,611)	(32,001)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	989,227,927	416,026,097	3,881,822	487,835
Redemption fees	104,341	391,025	994	658
Proceeds from shares issued to holders in reinvestment of dividends	9,224,894	684,456	1,022,003	—
Cost of shares redeemed	(259,427,544)	(114,335,059)	(4,338,605)	(5,800,569)

Net increase (decrease) in net assets resulting from No Load Class capital share transactions	739,129,618	302,766,519	566,214	(5,312,076)

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	113,300,685	38,036,699	204,936	127,135
Redemption fees	5,690	2,465	—	—
Proceeds from shares issued to holders in reinvestment of dividends	981,046	66,629	46,400	—
Cost of shares redeemed	(17,958,062)	(9,676,794)	(138,769)	(252,314)

Net increase (decrease) in net assets resulting from Advisor Class A capital share transactions	96,329,359	28,428,999	112,567	(125,179)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	65,168,046	28,425,604	N/A	N/A
Redemption fees	736	344	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	350,484	45,141	N/A	N/A
Cost of shares redeemed	(4,713,754)	(1,886,081)	N/A	N/A

Net increase in net assets resulting from Advisor Class C capital share transactions	60,805,512	26,585,008	N/A	N/A

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	446,762,333	10,716,396	N/A	N/A
Redemption fees	247	—	N/A	N/A
Proceeds from shares issued to holders in reinvestments of dividends	4,252,037	32,002	N/A	N/A
Cost of shares redeemed	(26,140,810)	(474,197)	N/A	N/A

Net increase in net assets resulting from Institutional Class capital share transactions	424,873,807	10,274,201	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,615,361,628	$403,705,176	$1,736,297	$(5,777,697)
NET ASSETS:
Beginning of year	528,969,390	125,264,214	14,501,483	20,279,180

End of year*	2,144,331,018	528,969,390	16,237,780	14,501,483

*Including undistributed net investment (loss) of:	(6,969,349)	(1,563,028)	17,907	—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	42,294,455	21,458,479	218,519	30,290
Shares issued in reinvestment of dividends and distributions	358,361	33,667	57,000	—
Shares redeemed	(11,381,595)	(5,982,715)	(242,534)	(361,333)

Net increase (decrease) in shares outstanding	31,271,221	15,509,431	32,985	(331,043)

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	4,933,611	1,998,353	11,659	7,926
Shares issued in reinvestment of dividends and distributions	38,654	3,318	2,641	—
Shares redeemed	(784,736)	(516,504)	(7,801)	(15,948)

Net increase (decrease) in shares outstanding	4,187,529	1,485,167	6,499	(8,022)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	2,889,662	1,510,217	N/A	N/A
Shares issued in reinvestment of dividends and distributions	14,058	2,285	N/A	N/A
Shares redeemed	(210,239)	(100,110)	N/A	N/A

Net increase in shares outstanding	2,693,481	1,412,392	N/A	N/A

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	20,096,058	558,748	N/A	N/A
Shares issued in reinvestments of dividends and distributions	165,385	1,576	N/A	N/A
Shares redeemed	(1,105,467)	(23,847)	N/A	N/A

Net increase in shares outstanding	19,155,976	536,477	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Kinetics Government
	Opportunities Fund		Money Market Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

OPERATIONS:
Net investment income	$497,700	$212,370	$44,708	$21,059
Net realized loss on sale of investments, foreign currency and written option contracts expired or closed	(400,497)	(1,152,409)	—	—
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	69,114,777	10,830,822	—	—

Net increase in net assets resulting from operations	69,211,980	9,890,783	44,708	21,059

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	(499,880)	(14,682)	(44,708)	(21,059)
Net realized gains	—	(329,578)	—	—

Total distributions	(499,880)	(344,260)	(44,708)	(21,059)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	(11,747)	(1,343)	N/A	N/A
Net realized gains	—	(31,044)	N/A	N/A

Total distributions	(11,747)	(32,387)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	(619,610)	(50,832)	N/A	N/A
Net realized gains	—	(400,218)	N/A	N/A

Total distributions	(619,610)	(451,050)	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Kinetics Government
	Opportunities Fund		Money Market Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	231,889,125	89,063,226	1,483,806	384,652
Redemption fees	49,305	19,178	—	—
Proceeds from shares issued to holders in reinvestment of dividends	449,467	338,406	43,276	20,405
Cost of shares redeemed	(51,220,132)	(76,175,619)	(1,153,683)	(519,245)

Net increase (decrease) in net assets resulting from no load class capital share transactions	181,167,765	13,245,191	373,399	(114,188)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	8,331,786	3,263,742	N/A	N/A
Redemption fees	179	2,745	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	10,531	29,430	N/A	N/A
Cost of shares redeemed	(3,144,103)	(1,390,407)	N/A	N/A

Net increase in net assets resulting from Advisor Class A capital share transactions	5,198,393	1,905,510	N/A	N/A

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	118,326,043	67,454,811	N/A	N/A
Redemption fees	1	—	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	458,157	450,906	N/A	N/A
Cost of shares redeemed	(11,089,755)	(1,981,158)	N/A	N/A

Net increase in net assets resulting from Institutional Class capital share transactions	107,694,446	65,924,559	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS	362,141,347	90,138,346	373,399	(114,188)
See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Kinetics Government
	Opportunities Fund		Money Market Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

NET ASSETS:
Beginning of year	128,769,982	38,631,636	1,052,057	1,166,245

End of year*	490,911,329	128,769,982	1,425,456	1,052,057

*Including undistributed net investment income (loss) of:	(463,098)	162,155	—	—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	9,482,826	4,480,908	1,483,806	384,652
Shares issued in reinvestment of dividends and distributions	16,690	16,099	43,276	20,405
Shares redeemed	(2,176,444)	(3,744,356)	(1,153,683)	(519,245)

Net increase (decrease) in shares outstanding	7,323,072	752,651	373,399	(114,188)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	351,729	163,666	N/A	N/A
Shares issued in reinvestment of dividends and distributions	394	1,409	N/A	N/A
Shares redeemed	(135,387)	(73,232)	N/A	N/A

Net increase in shares outstanding	216,736	91,843	N/A	N/A

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	5,013,952	3,291,874	N/A	N/A
Shares issued in reinvestments of dividends and distributions	17,017	21,472	N/A	N/A
Shares redeemed	(461,586)	(94,705)	N/A	N/A

Net increase in shares outstanding	4,569,383	3,218,641	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

The Market
Opportunities Fund

From January 31,
2006^ through
December 31,
2006

OPERATIONS:
Net investment income	$20,887
Net realized gain on sale of investments, foreign currency and written option contracts expired or closed	26
Net change in unrealized appreciation of investments, foreign currency and written options	1,724,697

Net increase in net assets resulting from operations	1,745,610

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	(22,877)

Total distributions	(22,877)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	(21,653)

Total distributions	(21,653)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	7,234,940
Redemption fees	1,277
Proceeds from shares issued to holders in reinvestment of dividends	22,528
Cost of shares redeemed	(238,682)

Net increase in net assets resulting from capital share transactions	7,020,063

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	9,041,894
Redemption fees	—
Proceeds from shares issued to holders in reinvestment of dividends	20,168
Cost of shares redeemed	(198,365)

Net increase in net assets resulting from capital share transactions	8,863,697

TOTAL INCREASE IN NET ASSETS	17,584,840
NET ASSETS:
Beginning of period	—

End of period*	$17,584,840

*Including undistributed net investment loss of	$(23,561)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	683,888
Shares issued in reinvestments of dividends and distributions	1,887
Shares redeemed	(22,537)

Net increase in shares outstanding	663,238

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	815,515
Shares issued in reinvestments of dividends and distributions	1,674
Shares redeemed	(20,282)

Net increase in shares outstanding	796,907

^	Commencement of operations.
See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS

Notes to Financial Statements
December 31, 2006
1.   Organization
Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Internet Emerging Growth Fund (“Emerging”),The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”) and The Kinetics Government Money Market Fund (“Government”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging and Paradigm), February 3, 2000 (Government), March 20, 2000 (Small Cap) and January 31, 2006 (Market Opportunities). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).
On April 28, 2000 (January 31, 2006 with respect to The Market Opportunities Fund), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2006

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of December 31, 2006 is as follows:

Interest in
Master Portfolio

Internet Fund	99.994%
Emerging Fund	99.808%
Paradigm Fund	99.231%
Medical Fund	99.921%
Small Cap Fund	99.989%
Government Fund	98.123%
Market Opportunities Fund	99.931%
Prior to the conversion to a master-feeder fund structure, on April 28, 2000, each then existing series conducted its own investment operations.
Effective April 26, 2001, the Internet, Paradigm and Medical Funds issued an additional class of shares — Advisor Class A. Effective December 31, 2001, the Small Cap Fund issued an additional class of shares — Advisor Class A. Effective January 31, 2006, the Market Opportunities Fund began issuing Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%. Effective June 28, 2002 the Paradigm Fund issued an additional class of shares — Advisor Class C. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets. Effective May 27, 2005, the Paradigm Fund issued an additional class of shares — the Institutional Class. Effective August 12, 2005, the Small Cap Opportunities Fund issued an additional class of shares — the Institutional Class. The Institutional Class shares are subject to a service fee of 0.20% of average daily net assets. All other classes are subject to a service fee of 0.25% of average daily net assets. The No Load Class and the Institutional Class shares do not pay a 12b-1 fee or have a sales charge. Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Class C shares, the sales charge on the Advisor Class A and Class C shares, the service fees paid by the No Load Class, Advisor Class A and Advisor Class C versus those paid by the Institutional Class, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund, except the Government Fund, will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2006

Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.
2.   Significant Accounting Policies
Security Valuation
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.
Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2006, none of the Master Portfolios held securities which were fair valued.
Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2006

Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.
Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.
Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2006

approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2006, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.
When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.
Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2006

Expense Allocation
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.
Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.
Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.
It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2006

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.
3.   Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio’s average daily net assets.
The Adviser has voluntarily agreed to continue to pay certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary reimbursement at any time, these reimbursements are not subject to recapture. In addition to the voluntary reimbursement by the Adviser, U.S. Bancorp Fund Services, LLC (“USBFS”), the Company’s service provider, voluntarily agreed to waive all its service provider fees for the four months ended December 31, 2006 for consideration received through the Master Portfolios securities lending agreement. For the year ended December 31, 2006, the amounts earned by the Adviser and the reimbursed expenses for the Feeder Funds are as follows:

	Internet	Emerging

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser	$—	$5,301
Expenses Reimbursed by USBFS	$105,032	$48,923

	Paradigm	Medical

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser	$666,176	$97,885
Expenses Reimbursed by USBFS	$358,657	$12,347

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2006

	Small Cap	Government

Annual Advisory Rate	1.25%	0.50%
Expenses Reimbursed by Adviser	$243,074	$29,795
Expenses Reimbursed by USBFS	$75,663	$3,766

		Market
		Opportunities

Annual Advisory Rate		1.25%
Expenses Reimbursed by Adviser		$54,936
Expenses Reimbursed by USBFS	$	$5,583
The Adviser receives a shareholder servicing fee from the No Load, Class A and Class C shares of the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets. For the Institutional Class the Adviser receives a shareholder servicing fee in the amount equal to 0.20% of the Institutional Class average daily net assets. At this time the Investment Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of its average daily net assets until at least May 1, 2007. For the year ended December 31, 2006 the Adviser waived $354,998 and $177,145 in shareholder servicing fees for the Institutional Class of the Paradigm Fund and the Small Cap Opportunities Fund, respectively. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.
For the year ended December 31, 2006, the Feeder Funds were allocated $24,000 for the services of the Chief Compliance Officer employed by the Adviser.
The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipients under the Plan. During the year ended December 31, 2006, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Paradigm, Medical, Small Cap and Market Opportunities Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the year ended December 31, 2006, the Advisor

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2006

Class A shares of the Internet, Paradigm, Medical, Small Cap and Market Opportunities Funds incurred expenses of $608, $281,729, $1,608, $21,840 and $6,267, respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the year ended December 31, 2006, Paradigm Advisor Class C shares incurred expenses of $537,917, pursuant to the 12b-1 Plan. Through December 31, 2006, the Funds had not issued any Advisor Class B shares.
Kinetics Funds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser. For the year ended December 31, 2006, the Distributor received $23, $345,413, $892, $22,436 and $35,329 from sales loads from the Internet, Paradigm, Medical, Small Cap and Market Opportunities Funds.
4.   Reclassification of Capital Accounts
Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2006, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE (DECREASE)

		Accumulated
		Net	Accumulated
		Investment	Net Realized
	Paid-in-Capital	Income(Loss)	Loss

The Internet Fund	$(2)	$1,895,091	$(1,895,089)
The Internet Emerging Growth Fund	—	32	(32)
The Paradigm Fund	(25)	(3,883)	3,908
The Medical Fund	1	(5)	4
The Small Cap Opportunities Fund	—	8,284	(8,284)
The Kinetics Government Money Market Fund	—	—	—
The Market Opportunities Fund	—	82	(82)
5.   Income Taxes
At December 31, 2006 the Internet, Emerging, Paradigm, Medical, Small Cap, Money Market and Market Funds had $273,295, $13,406, $1,159,307,

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2006

$17,907, $1,618,109, $— and $141,268, respectively, of undistributed net investment income on a tax basis.
At December 31, 2006 the Paradigm and Medical Funds had $82,678 and $92,912, respectively, of accumulated gains on a tax basis.
At December 31, 2006, the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years.

Feeder Fund	2014	2013	2011	2010	2009	2008

Internet	$16,077,777	$6,777,871	$—	$140,178,775	$34,119,306	$—
Emerging	—	4,885	887,154	2,635,504	5,481,052	2,349,885
Paradigm	—	—	—	—	—	—
Medical	—	—	—	—	—	—
Small Cap	1,137,258	499,629	—	—	—	—
Money Market	—	—	—	—	—	—
Market	21	—	—	—	—	—
To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers. For the year ended December 31, 2006, Medical Fund and Emerging Fund utilized $22,109 and $138,311, respectively, of capital loss carryforward.
At December 31, 2006, the following Feeder Funds deferred, on a tax basis, post-October losses and straddle losses of:

Feeder Fund	Post-October Losses	Straddle Losses

Internet	$254	$647,971
Emerging	8,026	—
Paradigm	211,253	889
Medical	605,675	95,261
Small Cap	237	—
Money Market	—	—
Market	35	—
The tax components of dividends paid during the years ended December 31, 2006 and December 31, 2005, are:

	Internet		Emerging

	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2006	$517,918	$—	$136,199	$—
2005	$1,219,980	$—	$160,455	$—

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2006

	Paradigm		Medical

	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2006	$12,435,794	$3,162,407	$29,493	$1,054,815
2005	$475,907	$412,952	$—	$—

	Money Market		Small Cap

	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2006	$44,708	$—	$1,131,237	$—
2005	$21,059	$—	$436,587	$391,110

Market

	Ordinary	Long-Term
	Income	Capital Gains
	Distribution	Distribution

2006	$44,530	$—
2005	N/A	N/A
6.   Tax Information (Unaudited)
The Internet, Emerging, Paradigm, Medical, Small Cap, and Market Opportunities Funds designate 28%, 27%, 91%, 100%, 57% and 23%, respectively, of dividends declared after December 31, 2006 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The Paradigm and Medical Funds hereby designate 80% and 3%, respectively, as ordinary income distributions and 20% and 97%, respectively, as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.
For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2006, which is designated as qualifying for the dividends-received deduction, is as follows: Internet 26%, Emerging 26%, Paradigm 47%, Medical 100%, Small Cap 42% and Market Opportunities 12%.
The Internet, Emerging, Paradigm, Medical, Small Cap, Money Market and Market Opportunities Funds designate 45%, 34%, 39%, 23%, 28%, 79% and 18%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2006

The Internet, Emerging, Paradigm, Medical, Small Cap, Money Market and Market Opportunities Funds designate 0%, 0%, 0%, 0%, 0%, 0% and 0%, respectively, of their ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section
871(k)(2)(C).
7.   New Accounting Pronouncements (Unaudited)
In June 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Trusts would report an income tax expense in the statement of operations. Adoption of FIN 48 is required to be implemented no later than June 29, 2007 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and the impact, if any, of this standard on the Trusts’ financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Trusts’ financial statements has not yet been determined.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2006

8.   Information about Proxy Voting (Unaudited)
Information regarding how Kinetics Mutual Funds, Inc. votes proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
9.   Information about the Portfolio Holdings (Unaudited)
The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS

Financial Highlights

	The Internet Fund

	No Load Class		Advisor Class A		No Load Class	Advisor Class A	No Load Class
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31,		December 31,		December 31,	December 31,	December 31,
	2006		2006		2005	2005	2004

PER SHARE DATA(1)
Net Asset Value,
Beginning of Year	$24.66		$24.40		$25.29	$24.93	$23.31

Income from Investment Operations:
Net investment income (loss)	(0.08)	(3)	(0.14)	(3)	0.11 (3)	0.05 (3)	0.10 (3)
Net realized and unrealized gain (loss) on investments	4.15		4.09		(0.54)	(0.44)	2.25

Total from investment operations	4.07		3.95		(0.43)	(0.39)	2.35

Redemption fees	0.00	(4)	—		0.00 (4)	0.00 (4)	—
Less Distributions:
From net investment income	(0.11)		(0.11)		(0.20)	(0.14)	(0.37)

Total distributions	(0.11)		(0.11)		(0.20)	(0.14)	(0.37)

Net Asset Value, End of Year	$28.62		$28.24		$24.66	$24.40	$25.29

Total Return(2)	16.50%		16.18%		(1.69)%	(1.55)%	10.06%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$137,012		$235		$148,260	$300	$201,929
Ratio of expenses to average net assets:
Before expense reimbursement	1.98%		2.23%		2.35%	2.60%	2.37%
After expense reimbursement	1.85	% (5)	2.10	%(5)	2.35%	2.60%	2.37%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.42)%		(0.67)%		0.46%	0.21%	0.44%
After expense reimbursement	(0.29	)%(5)	(0.54	)%(5)	0.46%	0.21%	0.44%
Portfolio turnover rate	N/A		N/A		N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(3)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	The amount is less than $0.005 per share.
(5)	See footnote #3 for service provider, waiver discussion.
See Notes to the Financial Statements.

The Internet Fund

Advisor Class A	No Load Class	Advisor Class A	No Load Class		Advisor Class A
For the	For the	For the	For the		For the
Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
December 31,	December 31,	December 31,	December 31,		December 31,
2004	2003	2003	2002		2002

$22.88	$16.69	$16.47	$21.80		$21.75

0.05 (3)	0.03	(0.82)	(0.08	)(3)	(0.12	)(3)
2.23	6.66	7.23	(5.03)		(5.16)

2.28	6.69	6.41	(5.11)		(5.28)

—	—	—	—		—
(0.23)	(0.07)	—	—		—

(0.23)	(0.07)	—	—		—

$24.93	$23.31	$22.88	$16.69		$16.47

9.95%	40.11%	38.92%	(23.44)%		(24.28)%
$354	$230,971	$428	$189,618		$507
2.62%	2.39%	2.64%	2.42%		2.67%
2.62%	2.39%	2.64%	2.42%		2.67%
0.19%	0.11%	(0.14)%	(0.41)%		(0.66)%
0.19%	0.11%	(0.14)%	(0.41)%		(0.66)%
N/ A	N/A	N/A	N/A		N/A
See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Internet
	Emerging Growth Fund

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2006		2005	2004	2003	2002

PER SHARE DATA(1)
Net Asset Value,
Beginning of Year	$4.43		$4.50	$4.28	$3.24	$4.30

Income from Investment Operations:
Net investment income (loss)	0.13		0.15	0.08	0.04	(0.08)
Net realized and unrealized gain (loss) on investments	0.62		(0.03)	0.25	1.05	(0.98)

Total from investment operations	0.75		0.12	0.33	1.09	(1.06)

Redemption fees	0.00	(2)	0.00 (2)	—	—	—
Less Distributions:
From net investment income	(0.18)		(0.19)	(0.11)	(0.05)	—

Total distributions	(0.18)		(0.19)	(0.11)	(0.05)	—

Net Asset Value, End of Year	$5.00		$4.43	$4.50	$4.28	$3.24

Total Return	16.90%		2.65%	7.67%	33.56%	(24.65)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$3,991		$3,896	$4,584	$4,677	$3,338
Ratio of expenses to average net assets:
Before expense reimbursement	3.09%		3.22%	3.45%	3.64%	3.78%
After expense reimbursement	1.39	%(3)	2.69%	2.67%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	3.00%		2.80%	1.08%	0.11%	(3.03)%
After expense reimbursement	1.30	%(3)	3.33%	1.84%	1.01%	(1.99)%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The amount is less than $0.005 per share.
(3)	See footnote #3 for service provider, waiver discussion.
See Notes to the Financial Statements.

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KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Paradigm Fund

			Advisor		Advisor		Institutional				Advisor
	No Load Class		Class A		Class C		Class		No Load Class		Class A
	For the		For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2006		2006		2006		2006		2005		2005

PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$20.33		$20.08		$19.76		$20.31		$17.54		$17.40

Income from Investment Operations:
Net investment income (loss)	0.14	(6)	0.08	(6)	(0.03	)(6)	0.19	(6)	(0.03	)(6)	(0.07	)(6)
Net realized and unrealized gain (loss) on investments	5.52		5.43		5.33		5.49		2.82		2.77

Total from investment operations	5.66		5.51		5.30		5.68		2.79		2.70

Redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	—		0.03		0.00	(2)
Less Distributions:
From net investment income	(0.16)		(0.12)		(0.04)		(0.19)		(0.01)		—
From net realized gains	(0.04)		(0.04)		(0.04)		(0.04)		(0.02)		(0.02)

Total distributions	(0.20)		(0.16)		(0.08)		(0.23)		(0.03)		(0.02)

Net Asset Value, End of Period	$25.79		$25.43		$24.98		$25.76		$20.33		$20.08

Total Return(5)	27.81%		27.42%		26.82%		27.96%		16.11%		15.54%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,337,761		$183,031		$116,226		$507,314		$418,914		$60,421
Ratio of expenses to average net assets:
Before expense reimbursement and waivers(7)	1.79%		2.04%		2.54%		1.74%		1.93%		2.18%
After expense reimbursement	1.63	% (8)	1.88	% (8)	2.38	% (8)	1.43	% (8)	1.69%		1.94%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.44%		0.19%		(0.31)%		0.48%		(0.41)%		(0.66)%
After expense reimbursement	0.60	% (8)	0.35	% (8)	(0.15	)%(8)	0.79	% (8)	(0.17)%		(0.42)%
Portfolio turnover rate	N/A		N/A		N/A		N/A		N/A		N/A

^ Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) The amount is less than $0.005 per share.
(3) Not annualized.
(4) Annualized.

(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(7)	See footnote #3 for the Investment Adviser, waiver discussion.
(8)	See footnote #3 for service provider, waiver discussion.
See Notes to the Financial Statements.

The Paradigm Fund

Advisor		Institutional Class		No Load		Advisor	Advisor	No Load	Advisor	Advisor	No Load
Class C		For the Period		Class		Class A	Class C	Class	Class A	Class C	Class
For the		May 27, 2005^		For the		For the	For the	For the	For the	For the	For the
Year Ended		through		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,		December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2005		2005		2004		2004	2004	2003	2003	2003	2002

$17.21		$18.13		$14.91		$14.82	$14.73	$10.12	$10.07	$10.05	$10.61

(0.17	)(6)	0.01	(2)(6)	(0.06	)(6)	(0.10)	(0.18)	0.05	0.08	0.02	(0.14)
2.74		2.23		3.17		3.16	3.14	4.79	4.70	4.67	(0.35)

2.57		2.24		3.11		3.06	2.96	4.84	4.78	4.69	(0.49)

0.00	(2)	—		—		—	—	—	—	—	—
—		(0.04)		(0.02)		(0.02)	(0.02)	(0.05)	(0.03)	(0.01)	—
(0.02)		(0.02)		(0.46)		(0.46)	(0.46)	—	—	—	—

(0.02)		(0.06)		(0.48)		(0.48)	(0.48)	(0.05)	(0.03)	(0.01)	—

$19.76		$20.31		$17.54		$17.40	$17.21	$14.91	$14.82	$14.73	$10.12

14.96%		12.35	%(3)	20.84%		20.63%	20.08%	47.87%	47.47%	46.68%	(4.62)%
$38,740		$10,895		$89,313		$26,525	$9,426	$57,646	$13,157	$2,125	$5,044
2.68%		1.88	%(4)	2.10%		2.35%	2.85%	2.24%	2.49%	2.99%	2.97%
2.44%		1.49	%(4)	1.74%		1.99%	2.49%	1.74%	1.99%	2.49%	2.74%
(1.16)%		(0.37	)%(4)	(0.77)%		(1.02)%	(1.52)%	0.57%	0.32%	(0.18)%	(1.61)%
(.92)%		0.02	%(4)	(0.41)%		(0.66)%	(1.16)%	1.07%	0.82%	0.32%	(1.38)%
N/A		N/A		N/A		N/A	N/A	N/A	N/A	N/A	N/A
See Notes to the Financial Statements.

	The Paradigm Fund

	Advisor Class A	Advisor Class C
	For the	June 28, 2002(+)
	Year Ended	through
	December 31,	December 31,
	2002	2002

PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$10.58	$10.64

Income from Investment Operations:
Net investment income (loss)	(0.17)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.34)	(0.48)

Total from investment operations	(0.51)	(0.59)

Redemption fees	—	—
Less Distributions:
From net investment income	—	—
From net realized gains	—	—

Total distributions	—	—

Net Asset Value, End of Period	$10.07	$10.05

Total Return(6)	(4.82)%	(5.55	)(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,943	$519
Ratio of expenses to average net assets:
Before expense reimbursement	3.22%	3.72	%(4)
After expense reimbursement	2.99%	3.49	%(4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.86)%	(2.36	)%(4)
After expense reimbursement	(1.63)%	(2.13	)%(4)
Portfolio turnover rate	N/A	N/A

^ Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The amount is less than $0.005 per share.
(3) Not annualized.
(4) Annualized.

(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
See Notes to the Financial Statements.

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KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Medical Fund

	No Load Class		Advisor Class A		No Load Class		Advisor Class A		No Load Class
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		December 31,		December 31,		December 31,		December 31,
	2006		2006		2005		2005		2004

PER SHARE DATA(1)
Net Asset Value,
Beginning of Year	$16.64		$16.34		16.76		16.49		$15.67

Income from Investment Operations:
Net investment income (loss)	0.06	(3)	0.01	(3)	(0.18	)(3)	(0.22	)(3)	(0.10	)(3)
Net realized and unrealized gain (loss) on investments	2.40		2.35		0.06		0.07		1.19

Total from investment operations	2.46		2.36		(0.12)		(0.15)		1.09

Redemption fees	0.00	(4)	—		0.00(4)		—		—
Less Distributions:
From net investment income	(0.04)		—		—		—		—
From net realized gains	(1.23)		(1.23)		—		—		—

Total distributions	(1.27)		(1.23)		—		—		—

Net Asset Value, End of Year	$17.83		$17.47		$16.64		$16.34		$16.76

Total Return(2)	14.81%		14.49%		(0.72)%		(0.91)%		6.96%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$15,527		$711		$13,943		$559		$19,583
Ratio of expenses to average net assets:
Before expense reimbursement	2.28%		2.53%		2.48%		2.73%		2.54%
After expense reimbursement	1.44	% (5)	1.69	%(5)	2.44%		2.69%		2.39%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.51)%		(0.76)%		(1.14)%		(1.39)%		(1.31)%
After expense reimbursement	0.33	% (5)	0.08	%(5)	(1.10)%		(1.35)%		(1.16)%
Portfolio turnover rate	N/A		N/A		N/A		N/A		N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(3)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	The amount is less than $0.005 per share.
(5)	See footnote #3 for service provider, waiver discussion.
See Notes to the Financial Statements.

The Medical Fund

Advisor Class A		No Load Class	Advisor Class A	No Load Class	Advisor Class A
For the		For the	For the	For the	For the
Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,
2004		2003	2003	2002	2002

$15.47		$12.72	$12.61	$18.06	$18.01

(0.11	)(3)	(0.25)	(0.63)	(0.21)	(0.24)
1.13		3.20	3.49	(5.05)	(5.08)

1.02		2.95	2.86	(5.26)	(5.32)

—		—	—	—	—
—		—	—	—	—
—		—	—	(0.08)	(0.08)

—		—	—	(0.08)	(0.08)

$16.49		$15.67	$15.47	$12.72	$12.61

6.59%		23.19%	22.68%	(29.14)%	(29.56)%
$696		$23,695	$758	$22,604	$794
2.79%		2.52%	2.77%	2.55%	2.80%
2.64%		2.52%	2.77%	2.55%	2.80%
(1.56)%		(1.55)%	(1.80)%	(1.49)%	(1.74)%
(1.41)%		(1.55)%	(1.80)%	(1.49)%	(1.74)%
N/ A		N/A	N/A	N/A	N/A
See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Small Cap Opportunities Fund

	No Load Class		Advisor Class A		Institutional Class		No Load Class	Advisor Class A	Institutional Class
	For the		For the		For the		For the	For the	For the Period
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	August 12, 2005^
	December 31,		December 31,		December 31,		December 31,	December 31,	through
	2006		2006		2006		2005	2005	December 31, 2005

PER SHARE DATA(3)
Net Asset Value, Beginning of Period	$21.02		$20.89		$21.00		$18.69	$18.63	$20.48

Income from Investment Operations:
Net investment income (loss)	0.03	(5)	(0.03	)(5)	0.08	(5)	0.12 (5)	0.02 (5)	0.00	(5)(6)
Net realized and unrealized gain (loss) on investments	5.92		5.88		5.91		2.35	2.38	0.67

Total from investment operations	5.95		5.85		5.99		2.47	2.40	0.67

Redemption fees	0.00	(6)	0.00	(6)	0.00	(6)	0.00 (6)	0.00 (6)	—
Less Distributions:
From net investment income	(0.05)		(0.03)		(0.08)		(0.01)	(0.01)	(0.02)
From net realized gains	—		—		—		(0.13)	(0.13)	(0.13)

Total distributions	(0.05)		(0.03)		(0.08)		(0.14)	(0.14)	(0.15)

Net Asset Value, End of Period	$26.92		$26.71		$26.91		$21.02	$20.89	$21.00

Total Return(4)	28.37%		28.03%		28.52%		13.17%	12.83%	3.23	%(1)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$268,875		$12,444		$209,592		$55,979	$5,205	$67,586
Ratio of expenses to average net assets:
Before expense reimbursement	1.83%		2.08%		1.78%		1.93%	2.16%	1.77	%(2)
After expense reimbursement	1.58	% (7)	1.83	%(7)	1.38	%(7)	1.66%	1.94%	1.59	%(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.14)%		(0.39)%		(0.09)%		0.18%	(0.17)%	(0.21)	%(2)
After expense reimbursement	0.11	% (7)	(0.14)	% (7)	0.31	%(7)	0.45%	0.06%	(0.03)	%(2)
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A	N/A

^	Commencement of operations.
(1) Not annualized.
(2) Annualized.

(3)	Information presented relates to a share of capital stock outstanding for each period.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(6)	The amount is less than $0.005 per share.
(7)	See footnote #3 for service provider, waiver discussion.
See Notes to the Financial Statements.

The Small Cap Opportunities Fund

No Load Class	Advisor Class A	No Load Class	Advisor Class A	No Load Class		Advisor Class A
For the	For the	For the	For the	For the		For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
December 31,	December 31,	December 31,	December 31,	December 31,		December 31,
2004	2004	2003	2003	2002		2002

$16.55	$16.50	$10.04	$10.03	$14.50		$14.50

0.22 (5)	0.18 (5)	0.25	0.15	(0.18	)(5)	(0.20	)(5)
2.49	2.49	6.43	6.47	(4.21)		(4.20)

2.71	2.67	6.68	6.62	(4.39)		(4.40)

—	—	—	—	—		—
(0.16)	(0.13)	(0.17)	(0.15)	—		—
(0.41)	(0.41)	—	—	(0.07)		(0.07)

(0.57)	(0.54)	(0.17)	(0.15)	(0.07)		(0.07)

$18.69	$18.63	$16.55	$16.50	$10.04		$10.03

16.40%	16.17%	66.51%	65.98%	(30.28)%		(30.35)%
$35,702	$2,929	$23,665	$2,075	$3,313		$172
2.03%	2.28%	2.34%	2.59%	2.95%		3.20%
1.74%	1.99%	2.34%	2.59%	2.74%		2.99%
1.01%	0.76%	2.14%	1.89%	(1.59)%		(1.84)%
1.30%	1.05%	2.14%	1.89%	(1.38)%		(1.63)%
N/A	N/A	N/A	N/A	N/A		N/A
See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Kinetics Government Money Market Fund

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2006		2005	2004	2003	2002

PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.04		0.02	—	—	0.00	(2)
Net realized and unrealized gain on investments	—		—	—	—	—

Total from investment operations	0.04		0.02	—	—	0.00	(2)

Less Distributions:
From net investment income	(0.04)		(0.02)	—	—	(0.00	)(2)

Total distributions	(0.04)		(0.02)	—	—	(0.00	)(2)

Net Asset Value, End of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	4.45%		1.88%	0.00%	0.00%	0.22%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,425		$1,052	$1,166	$3,048	$128,657
Ratio of expenses to average net assets:
Before expense reimbursement	3.94	% (3)	5.08%	2.11%	1.32%	1.29%
After expense reimbursement	0.22	% (3)	1.06%	0.98%	0.94%	1.23%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.73%		(2.17)%	(1.13)%	(0.38)%	0.13%
After expense reimbursement	4.45	% (3)	1.85%	0.00%	0.00%	0.19%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The amount listed is less than $0.005 per share.
(3)	See footnote #3 for service provider, waiver discussion.
See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Market Opportunities
	Fund

	No Load Class		Advisor Class A
	January 31, 2006^		January 31, 2006^
	through		through
	December 31, 2006		December 31, 2006

PER SHARE DATA(3)
Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations:
Net investment income	0.04		0.02
Net realized and unrealized loss on investments	2.05		2.05

Total from investment operations	2.09		2.07

Redemption fees	0.00	(6)	—
Less Distributions:
From net investment income	(0.04)		(0.03)

Total distributions	(0.04)		(0.03)

Net Asset Value, End of Period	$12.05		$12.04

Total Return(4)	20.85	%(1)	20.68	%(1)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,994		$9,591
Ratio of expenses to average net assets:
Before expense reimbursement	2.68	%(2)	2.93	%(2)
After expense reimbursement	1.46	%(2)(7)	1.71	%(2)(7)
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.76)	%(2)	(1.01)	%(2)
After expense reimbursement	0.46	%(2)(7)	0.21	%(2)(7)
Portfolio turnover rate	N/A		N/A

^	Commencement of operations.
(1) Not annualized.
(2) Annualized.

(3)	Information presented relates to a share of capital stock outstanding for each period.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(6)	The amount is less than $0.005 per share.
(7)	See footnote #3 for service provider, waiver discussion.
See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC.

Report of Independent Registered Public Accounting Firm

To the Shareholders of and Board of Directors Kinetics Mutual Funds, Inc. Sleepy Hollow, New York
We have audited the accompanying statements of assets and liabilities of The Internet Fund, The Internet Emerging Growth Fund, The Paradigm Fund, The Medical Fund, The Small Cap Opportunities Fund, The Kinetics Government Money Market Fund and The Market Opportunities Fund, each a series of shares of Kinetics Mutual Funds, Inc. (the “Funds”), as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended except for The Market Opportunities Fund’s statement of operations, statement of changes in net assets and financial highlights for the period January 31, 2006 through December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2003 were audited by other auditors whose report dated February 20, 2004 expressed an unqualified opinion on the financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform, nor were the Funds required to have, an audit of its’ internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the above mentioned Funds as of December 31, 2006, the results of their operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended except for The Market Opportunities Fund’s statement of operations, statement of changes in net assets and financial highlights for the period January 31, 2006 through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 1, 2007

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

ALLOCATION OF PORTFOLIO ASSETS
December 31, 2006
The Internet Portfolio
The Internet Emerging Growth Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
December 31, 2006 — (Continued)

The Paradigm Portfolio
The Medical Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
December 31, 2006 — (Continued)

The Small Cap Opportunities Portfolio
Government Money Market Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
December 31, 2006 — (Continued)

The Market Opportunities Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio
Portfolio of Investments — December 31, 2006

COMMON STOCKS — 88.34%†	Shares	Value

Aerospace & Defense — 5.84%†
CACI International, Inc. — Class A*	142,000	$8,023,000

Air Freight & Logistics — 4.84%†
Expeditors International of Washington, Inc.	164,000	6,642,000

Asian Exchanges — 3.65%†
Hong Kong Exchanges & Clearing Limited	180,000	1,978,581
Osaka Securities Exchange Co., Ltd.	72	360,590
Singapore Exchange Limited	720,000	2,675,795

		5,014,966

Brokerage & Investment Banking — 0.07%†
ICAP plc	10,000	93,689

Capital Markets — 0.18%†
Collins Stewart plc*	4,000	19,893
Internet HOLDRs Trust	500	26,225
Thomas Weisel Partners Group, Inc.*	4,000	84,400
Tullett Prebon plc*	4,000	50,907
Van der Moolen Holding N.V. ADR	10,172	59,710

		241,135

Commercial Services & Supplies — 3.78%†
Comdisco Holding Company, Inc.	194,400	2,293,920
Ritchie Bros. Auctioneers Incorporated	54,000	2,891,160

		5,185,080

Computers & Peripherals — 0.12%†
Apple Computer, Inc.*	2,000	169,680

Derivative Exchanges — 7.19%†
CBOT Holdings, Inc. — Class A*	12,800	1,938,816
Chicago Mercantile Exchange Holdings Inc.	6,400	3,262,400
International Securities Exchange, Inc.	84,000	3,930,360
Nymex Holdings, Inc.*(1)	6,000	744,060

		9,875,636

Diversified Consumer Services — 0.06%†
Apollo Group, Inc. — Class A*	2,000	77,940

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Diversified Telecommunication Services — 10.36%†
Leucadia National Corporation	500,000	$14,100,000
XO Holdings Inc.*	30,000	129,000

		14,229,000

European Exchanges — 1.38%†
Euronext NV	7,200	850,637
London Stock Exchange Group plc*	36,352	932,413
OMX AB	6,000	110,430

		1,893,480

Internet & Catalog Retail — 0.17%†
eBay, Inc.*	6,000	180,420
IAC/ InterActiveCorp*	1,000	37,160
Overstock.com, Inc.*(1)	1,000	15,800

		233,380

Internet Software & Services — 1.59%†
Baidu.com, Inc. ADR*	200	22,544
Google Inc. — Class A*	1,800	828,864
NetRatings, Inc.*	76,000	1,330,760

		2,182,168

IT Services — 11.24%†
CheckFree Corporation*	256,000	10,280,960
ManTech International Corporation — Class A*	140,000	5,156,200

		15,437,160

Leisure Equipment & Products — 0.01%†
Marvel Entertainment, Inc.*	322	8,665

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Media — 19.81%†
DreamWorks Animation SKG, Inc.*	92,000	$2,713,080
Gemstar-TV Guide International, Inc.*	600,000	2,406,000
Getty Images, Inc.*	34,600	1,481,572
Groupe Bruxelles Lambert S.A.	20,000	2,403,802
Harris Interactive, Inc.*	400,000	2,016,000
Liberty Global, Inc. — Class A*	150,257	4,379,991
Liberty Global, Inc. — Series C*	212,707	5,955,796
PrimaCom AG ADR*	610,000	2,915,861
ProQuest Company*	5,000	52,250
The Walt Disney Company	1,380	47,293
The Washington Post Company — Class B	3,600	2,684,160
XM Satellite Radio Holdings, Inc. — Class A*	10,000	144,500

		27,200,305

Other Exchanges — 3.19%†
Australian Stock Exchange Limited	6,000	180,682
IntercontinentalExchange Inc.*	32,000	3,452,800
JSE Limited	36,000	269,490
TSX Group, Inc.	12,000	479,630

		4,382,602

Security Brokers, Dealers, And Flotation Companies — 0.04%†
GFI Group, Inc.*	1,000	62,260

Specialists — 0.87%†
LaBranche & Co Inc.*(1)	122,000	1,199,260

U.S. Equity Exchanges — 13.95%†
Nasdaq Stock Market Inc.*	180,000	5,542,200
NYSE Group Inc.*(1)	140,000	13,608,000

		19,150,200

Wireless Telecommunication Services — 0.00%†
Sunshine PCS Corporation — Class A*	149,890	2,248

TOTAL COMMON STOCKS (cost $76,183,490)		121,303,854

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

CONVERTIBLE PREFERRED STOCKS — 0.00%†	Shares	Value

Media — 0.00%†
Adelphia Communications Corporation 7.500%*
(cost $583,300)	190,000	$0

	Principal
CONVERTIBLE BONDS — 1.34%†	Amount

Diversified Telecommunication Services — 1.34%†
Level 3 Communications, Inc., CLB, 6.000%, due 03/15/2010	$2,000,000	1,845,000

Media — 0.00%†
Adelphia Communications Corporation, 6.000%, due 02/15/2006, Acquired on 2/10/2004 at $123,000 (Default Effective 8/12/2002)(1)	200,000	120

TOTAL CONVERTIBLE BONDS (cost $1,445,311)		1,845,120

CORPORATE BONDS — 2.70%†

Diversified Telecommunication Services — 2.70%†
Level 3 Communications, Inc., CLB, 12.875%, due 03/15/2010^ (cost $2,862,921)	3,600,000	3,703,500

RIGHTS 2.23%†	Shares

Commercial Services & Supplies — 2.23%†
Comdisco Holding Company, Inc. Expiration Date: 12/31/2050, Strike Price $1.00#
(cost $3,253,775)	12,240,699	3,060,175

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

PUT OPTIONS PURCHASED — 0.01%†	Contracts	Value

Internet HOLDRs Trust Expiration: January, 2007, Exercise Price: $70.000
(cost $7,161)	7	$11,760

	Principal
SHORT-TERM INVESTMENTS — 2.13%†	Amount

Investment Companies — 0.01%†
First American Prime Obligations Fund — Class I	$14,873	14,873

US Government Agency Issues — 2.12%†
Federal Home Loan Bank Discount Note, 0.000%, due 01/02/2007	2,913,000	2,912,626

TOTAL SHORT-TERM INVESTMENTS (cost $2,927,499)		2,927,499

INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING — 11.74%†	Shares

Investment Companies — 11.74%†
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $16,115,000)	16,115,000	16,115,000

TOTAL INVESTMENTS — 108.49%† (cost $103,378,457)		$148,966,908

Percentages are stated as a percent of net assets.
* — Non-income producing security.
(+) — Security has a stepped rate. The rate listed as of December 31, 2006.
† — Calculated as a percentage of net assets.
# — Contingent value right (contingent upon profitability of company).
ADR — American Depository Receipts.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at December 31, 2006. Total loaned securities had a market value of $15,572,927 at December 31, 2006.
(2) —	All or a portion of the shares have been committed as collateral for written option.
See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Emerging Growth Portfolio
Portfolio of Investments — December 31, 2006

COMMON STOCKS — 75.18%†	Shares	Value

Aerospace & Defense — 4.88%†
SI International, Inc.*	6,000	$194,520

Asian Exchanges — 3.39%†
Osaka Securities Exchange Co., Ltd.	27	135,221

Business Services — 2.25%†
Fidelity National Information Services, Inc.	2,242	89,882

Capital Markets — 5.12%†
Nasdaq-100 Index Tracking Stock	4,000	172,640
Thomas Weisel Partners Group, Inc.*	1,500	31,650

		204,290

Commercial Services & Supplies — 4.71%†
Comdisco Holding Company, Inc.	9,300	109,740
Deluxe Corporation	1,100	27,720
John H. Harland Company	1,000	50,200

		187,660

Computers & Peripherals — 2.88%†
SanDisk Corp.*	2,672	114,976

Derivative Exchanges — 4.90%†
Chicago Mercantile Exchange Holdings Inc.	200	101,950
International Securities Exchange, Inc.	2,000	93,580

		195,530

Diversified Financial Services — 2.12%†
eSPEED, Inc. — Class A*	5,000	43,650
MarketAxess Holdings, Inc.*	3,000	40,710

		84,360

Diversified Telecommunication Services — 8.15%†
IDT Corporation*	3,000	40,590
IDT Corporation — Class B*	3,000	39,240
Lynch Interactive Corporation*	51	159,375
Warwick Valley Telephone Company	1,200	21,288
XO Holdings Inc.*	15,000	64,500

		324,993

Gaming — 1.78%
Melco International Development Limited*	30,000	71,121

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Insurance — 3.06%†
Fidelity National Financial Inc.	5,102	$121,836

Internet Software & Services — 4.44%†
Digital River, Inc.*	1,000	55,790
NetRatings, Inc.*	3,000	52,530
Websense, Inc.*	3,000	68,490

		176,810

IT Services — 0.49%†
Lionbridge Technologies, Inc.*	3,000	19,320

Media — 21.24%†
Discovery Holding Company — Class A*	50	804
The E.W. Scripps Company — Class A	1,000	49,940
Gemstar-TV Guide International, Inc.*	5,000	20,050
Groupe Bruxelles Lambert S.A.	1,600	192,304
Interactive Data Corporation	8,500	204,340
Liberty Global, Inc. — Class A*	30	875
Liberty Global, Inc. — Series C*	30	840
Liberty Media Holding Corporation — Capital Series A*	25	2,450
Liberty Media Holding Corporation — Interactive A*	126	2,718
Naspers Limited ADR	7,470	179,056
PrimaCom AG ADR*	4,750	22,705
RCN Corporation*	5,661	170,679

		846,761

Software — 0.85%†
FactSet Research Systems, Inc.	600	33,888

Transportation Infrastructure — 2.48%†
Beijing Capital International Airport Company Limited — Class H	90,000	70,465
Macquarie Airports	10,000	28,417

		98,882

U.S. Equity Exchanges — 2.44%†
NYSE Group Inc.*(1)	1,000	97,200

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Wireless Telecommunication Services — 0.00%†
Sunshine PCS Corporation — Class A*	6,000	$90

TOTAL COMMON STOCKS (cost $1,901,803)		2,997,340

PREFERRED STOCKS — 0.05%†

Diversified Telecommunication Services — 0.05%†
PTV, Inc. — Series A, CLB, 10.000%
(cost $3,774)	487	1,948

Principal CONVERTIBLE BONDS — 3.75%† Amount

Semiconductor Equipment & Products — 3.75%†
Conexant Systems, Inc., CLB, 4.000%, due 02/01/2007
(cost $148,561)	$150,000	149,437

CORPORATE BONDS — 5.80%†

Diversified Telecommunication Services — 5.80%†
Level 3 Communications, Inc., CLB, 12.875%, due 03/15/2010^
(cost $209,757)	225,000	231,469

RIGHTS — 3.64%† Shares

Commercial Services & Supplies — 3.64%†
Comdisco Holding Company, Inc. Expiration Date: 12/31/2050, Strike Price $1.00#
(cost $245,273)	581,000	145,250

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

PUT OPTIONS PURCHASED — 0.00%†	Contracts	Value

Nasdaq-100 Index Tracking Stock
Expiration: January, 2007, Exercise Price: $38.625	28	$70
Expiration: January, 2007, Exercise Price: $39.625	28	70

TOTAL OPTIONS PURCHASED (cost $22,568)		140

	Principal
SHORT-TERM INVESTMENTS — 10.67%†	Amount	Value

US Government Agency Issues — 7.82%†
Federal Home Loan Bank Discount Note, 0.000%, due 01/02/2007	$312,000	$311,960

Variable Rate Demand Notes** — 2.85%†
American Family, 4.943%	100,000	100,000
U.S. Bank, N.A. 5.070%	1,025	1,025
Wisconsin Corporate Central Credit Union, 4.990%	12,377	12,377

		113,402

TOTAL SHORT-TERM INVESTMENTS (cost $425,362)		425,362

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING — 2.51%†	Shares	Value

Investment Companies — 2.51%†
Mount Vernon Securities Lending Trust — Prime Portfolio (Cost $100,000)	100,000	$100,000

TOTAL INVESTMENTS — 101.60%† (cost $3,057,098)		$4,050,946

Percentages are stated as a percent of net assets.
* — Non-income producing security.

** —	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.
(+) — Security has a stepped rate. The rate listed as of December 31, 2006.
† — Calculated as a percentage of net assets.
# — Contingent value right (contingent upon profitability of company).
ADR — American Depository Receipts.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at December 31, 2006. Total loaned securities had a market value of $97,200 at December 31, 2006.
(2) —	All or a portion of the shares have been committed as collateral for written option contracts.
See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio
Portfolio of Investments — December 31, 2006

COMMON STOCKS — 83.96%†	Shares	Value

Aerospace & Defense — 0.86%†
CACI International, Inc. — Class A*	330,000	$18,645,000
General Dynamics Corporation	400	29,740
SAIC, Inc.*	4,000	71,160
SRA International, Inc. — Class A*	2,400	64,176

		18,810,076

Air Freight & Logistics — 0.27%†
Expeditors International of Washington, Inc.	146,000	5,913,000

Airlines — 0.03%†
China Eastern Airlines Corporation Limited ADR*(1)	29,000	631,620
China Southern Airlines Company Limited ADR*	4,000	81,800

		713,420

Amusement And Recreation Services — 0.00%†
Ladbrokes Plc ADR	8,470	69,333

Asian Exchanges — 5.33%†
Hong Kong Exchanges & Clearing Limited	6,040,000	66,392,400
Osaka Securities Exchange Co., Ltd.	4,396	22,016,016
Singapore Exchange Limited	7,200,000	26,757,946

		115,166,362

Asset Management — 4.29%†
Ameriprise Financial, Inc.	80	4,360
Brookfield Asset Management Inc — Class A	1,276,000	61,477,680
Eaton Vance Corp.	58,000	1,914,580
Legg Mason, Inc.	258,000	24,522,900
Power Corporation of Canada	160,000	4,841,916

		92,761,436

Auto Components — 0.78%†
Toyota Industries Corporation	368,000	16,914,919

Automobiles — 0.00%†
Great Wall Automobile Holdings Company, Limited — Class H	20,000	19,310

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Beverages — 0.14%†
Anheuser-Busch Companies, Inc.	4,400	$216,480
Brown-Forman Corporation — Class B	7,000	463,680
Constellation Brands, Inc. — Class A*	1,800	52,236
Diageo plc ADR	16,200	1,284,822
Pernod Ricard SA	1,200	275,626
Remy Cointreau SA	2,400	155,237
Tsingtao Brewery Company Limited — Class H	288,000	485,782

		2,933,863

Brokerage & Investment Banking — 2.11%†
The Bear Stearns Companies Inc.	187,600	30,537,528
Greenhill & Co., Inc.(1)	39,800	2,937,240
ICAP plc	212,000	1,986,216
Lazard Ltd — Class A	213,100	10,088,154

		45,549,138

Business Services — 0.01%†
Fidelity National Information Services, Inc.	4,406	176,636

Capital Markets — 3.88%†
BlackRock, Inc.	96,600	14,673,540
Collins Stewart plc*	40,000	198,931
Evercore Partners, Inc.*(1)	94,000	3,463,900
The Goldman Sachs Group, Inc.	203,700	40,607,595
Jefferies Group, Inc.	360,000	9,655,200
Lehman Brothers Holdings, Inc.	115,400	9,015,048
Man Group plc	44,000	450,355
Nuveen Investments — Class A	48,000	2,490,240
SEI Investments Co.	8,000	476,480
State Street Corporation	30,000	2,023,200
Tullett Prebon plc*	72,000	916,335

		83,970,824

Chemicals — 0.00%†
Novozymes A/ S — Class B	200	17,207
Potash Corporation of Saskatchewan Inc.	400	57,392

		74,599

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Commercial Banks — 3.70%†
Bank Of China Ltd-Class H*	216,000	$118,576
The Bank of New York Company, Inc.*	558,000	21,968,460
Cathay General Bancorp	96,000	3,312,960
Center Financial Corporation	172,000	4,122,840
China Construction Bank-Class H	300,000	190,916
East West Bancorp, Inc.	94,000	3,329,480
Hanmi Financial Corporation	152,000	3,424,560
HDFC Bank Ltd. ADR	8,000	603,840
ICICI Bank Limited ADR	14,000	584,360
Industrial & Commercial Bank of China — Class H*	300,000	186,288
M&T Bank Corporation	230,000	28,096,800
Macquarie Bank Limited	10,000	623,031
Nara Bancorp, Inc.	158,000	3,305,360
State Bank of India GDR	58,000	4,315,200
UCBH Holdings, Inc.	164,000	2,879,840
Wilshire Bancorp, Inc.	154,000	2,921,380

		79,983,891

Commercial Services & Supplies — 0.29%†
Dun & Bradstreet Corporation*	75,000	6,209,250
Equifax Inc.	100	4,060

		6,213,310

Consumer Finance — 0.21%†
The Student Loan Corporation	21,900	4,539,870

Derivative Exchanges — 5.48%†
CBOT Holdings, Inc. — Class A*(1)	288,200	43,653,654
Chicago Mercantile Exchange Holdings Inc.	80,000	40,780,000
International Securities Exchange, Inc.	684,000	32,004,360
Nymex Holdings, Inc.*(1)	15,800	1,959,358

		118,397,372

Diversified Consumer Services — 0.38%†
H&R Block, Inc.	106,000	2,442,240
Sotheby’s Holdings, Inc. — Class A	184,000	5,707,680

		8,149,920

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Diversified Financial Services — 0.35%†
Pargesa Holding AG — Class B*	66,000	$7,518,096

Diversified Telecommunication Services — 2.16%†
Leucadia National Corporation	1,654,000	46,642,800

Electric Utilities — 4.61%†
Allegheny Energy, Inc.*	802,000	36,819,820
Datang International Power Generation Company Limited — Class H	360,000	374,889
Huadian Power International Corporation Limited — Class H	720,000	283,250
Huaneng Power International, Inc. ADR(1)	472,000	16,958,960
Korea Electric Power Corporation ADR(1)	816,000	18,531,360
Sierra Pacific Resources*	1,582,000	26,625,060

		99,593,339

European Exchanges — 2.93%†
Bolsas Y Mercados Espanoles*	12,000	496,284
Hellenic Exchanges Holding S.A.	36,000	662,452
Deutsche Boerse AG	76,000	14,018,190
Euronext NV	192,000	22,683,651
London Stock Exchange Group plc*	946,291	24,271,948
OMX AB	64,000	1,177,923

		63,310,448

Food Products — 0.14%†
Archer-Daniels-Midland Company	24,000	767,040
Bunge Limited	30,400	2,204,304
McCormick & Company, Incorporated	1,000	38,560
TreeHouse Foods, Inc.*	3,600	112,320

		3,122,224

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Gaming — 2.84%†
Harrah’s Entertainment, Inc.	90,000	$7,444,800
Las Vegas Sands Corp.*	181,900	16,276,412
Melco International Development Limited*	280,000	663,795
Melco PBL Entertainment (Macau) Limited ADR*	45	957
MGM MIRAGE*	258,000	14,796,300
Wynn Resorts, Limited*(1)	235,600	22,111,060

		61,293,324

Hotels Restaurants & Leisure — 0.64%†
Carnival Corporation	59,200	2,903,760
Royal Caribbean Cruises Ltd.	59,200	2,449,696
Triarc Companies, Inc. — Class A	392,000	8,522,080

		13,875,536

Household Durables — 0.45%†
Fortune Brands, Inc.	4,000	341,560
Jarden Corporation*	269,000	9,358,510

		9,700,070

Household Products — 0.05%†
Church & Dwight Co., Inc.	24,000	1,023,600

Independent Power Producers & Energy Traders — 0.91%†
Dynegy Inc. — Class A*	694,165	5,025,755
Mirant Corporation	150,000	4,735,500
TXU Corporation	180,800	9,801,168

		19,562,423

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Insurance — 5.73%†
Berkshire Hathaway Inc. — Class B*	9,200	$33,727,200
China Life Insurance Co., Limited — ADR*(1)	410,656	20,742,255
Fidelity National Financial, Inc.	10,026	239,421
Loews Corporation	120,000	4,976,400
Markel Corporation*	40,000	19,204,000
Millea Holdings, Inc. ADR	36,000	1,291,320
Montpelier Re Holdings Ltd.	160,000	2,977,600
Ping An Insurance Group Company of China Limited — Class H	152,000	841,264
The Progressive Corporation	772,200	18,702,684
Wesco Financial Corporation	1,700	782,000
White Mountains Insurance Group Ltd.	35,000	20,280,050

		123,764,194

IT Services — 0.62%†
Automatic Data Processing, Inc.	71,200	3,506,600
First Data Corporation	6,000	153,120
Iron Mountain Incorporated*	20,000	826,800
Mastercard, Inc. — Class A	29,200	2,875,908
Western Union Company	268,000	6,008,560

		13,370,988

Media — 3.71%†
DreamWorks Animation SKG, Inc.*	320,000	9,436,800
The E.W. Scripps Company — Class A	64,000	3,196,160
EMI Group plc	777,083	4,032,013
Getty Images, Inc.*	48,200	2,063,924
Groupe Bruxelles Lambert S.A.	200,000	24,038,017
Idearc, Inc.*	6,000	171,900
The McGraw-Hill Companies, Inc.	250,000	17,005,000
The Walt Disney Company	14,400	493,488
Warner Music Group Corp.	216,000	4,957,200
The Washington Post Company — Class B	19,800	14,762,880

		80,157,382

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Metals & Mining — 2.28%†
Anglo American PLC ADR	1,324,000	$32,318,840
Cameco Corporation	113,000	4,570,850
China Coal Energy Company — Class H	198,000	128,550
Commercial Metals Company	246,000	6,346,800
Phelps Dodge Corporation	4,000	478,880
Rio Tinto plc ADR	25,200	5,354,748
Yanzhou Coal Mining Company Limited — ADR	6,000	242,245

		49,440,913

Multiline Retail — 2.20%†
Sears Holdings Corporation*	283,800	47,658,534

Multi-Utilities — 2.15%†
CenterPoint Energy, Inc.	940,000	15,585,200
NRG Energy, Inc.*	56,000	3,136,560
Reliant Energy Inc.*	1,956,000	27,794,760

		46,516,520

Oil & Gas — 0.23%†
China Petroleum & Chemical Corp. ADR(1)	50,000	4,632,000
Penn West Energy Trust(1)	12,400	378,944

		5,010,944

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Oil, Gas & Consumable Fuels — 8.13%†
Canadian Natural Resources Ltd.	44,000	$2,342,120
Canadian Oil Sands Trust	942,000	26,338,320
CNOOC Limited ADR	164,000	15,519,320
El Paso Corporation	1,460,000	22,308,800
EnCana Corporation	145,000	6,662,750
Imperial Oil Ltd.	227,400	8,375,142
National Energy Group, Inc.*	9,200	57,500
Nexen Inc.	124,000	6,820,000
Norsk Hydro ASA ADR	120,000	3,680,400
OAO Gazprom ADR*	546,000	25,116,000
Petro-Canada	145,000	5,950,800
PetroChina Company Limited ADR(1)	84,000	11,825,520
Shell Canada Limited	148,000	5,522,000
Statoil ASA ADR	10,000	263,200
Suncor Energy, Inc.	386,900	30,530,279
Western Oil Sands Inc. — Class A*	160,000	4,487,930

		175,800,081

Other Exchanges — 1.98%†
Australian Stock Exchange Limited	192,000	5,781,809
IntercontinentalExchange Inc.*	253,000	27,298,700
JSE Limited	400,000	2,994,332
New Zealand Exchange Limited	20,000	94,128
TSX Group Inc.	166,000	6,634,875

		42,803,844

Paper & Forest Products — 0.00%†
Pope Resources, L.P.	1,800	61,776

Pharmaceuticals — 0.04%†
Novo-Nordisk A/ S ADR	9,600	802,848

Publishing — 1.08%†
John Wiley & Sons, Inc. — Class B	2,000	77,220
Moody’s Corporation	250,000	17,265,000
R.H. Donnelley Corporation*	94,000	5,896,620

		23,238,840

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Real Estate — 4.61%†
Alexander’s, Inc.*	20,000	$8,393,000
American Real Estate Partners, L.P.	420,000	36,006,600
Forest City Enterprises, Inc. — Class A	830,600	48,507,040
New World China Land Limited	198,000	120,150
Shun Tak Holdings Limited	356,000	544,643
SL Green Realty Corp.	8,000	1,062,240
The St. Joe Company(1)	4,000	214,280
Texas Pacific Land Trust	22,200	4,817,400

		99,665,353

Real Estate Investment Trusts — 1.05%†
Vornado Realty Trust	186,200	22,623,300

Road & Rail — 0.02%†
Guangshen Railway Company Limited — ADR	12,000	406,800

Security Brokers, Dealers, And Flotation Companies — 0.65%†
Cohen & Steers, Inc.	289,000	11,609,130
GFI Group, Inc.*	40,000	2,490,400

		14,099,530

Specialists — 0.39%†
LaBranche & Co Inc.*(1)	860,000	8,453,800

State Commercial Banks — 0.03%†
Preferred Bank Los Angeles	10,000	600,900

Tobacco — 0.08%†
Altria Group, Inc.	20,000	1,716,400

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Transportation Infrastructure — 0.59%†
Anhui Expressway Co., Ltd. — Class H	2,036,000	$1,643,814
Beijing Capital International Airport Company Limited — Class H	6,720,000	5,261,407
Hainan Meilan International Airport Company Limited — Class H	552,000	320,060
Hopewell Holdings Limited*	18,000	63,176
Jiangsu Expressway Company Ltd. — Class H	1,672,000	1,051,140
Macquarie Airports	97,610	277,373
Shenzhen Expressway Company Limited — Class H	3,328,000	1,998,092
Sichuan Expressway Co. Limited — Class H	1,420,000	272,013
Zhejiang Expressway Co., Ltd. — Class H	2,476,000	1,897,196

		12,784,271

U.S. Equity Exchanges — 5.48%†
Nasdaq Stock Market Inc.*	1,460,000	44,953,400
NYSE Group Inc.*(1)	756,000	73,483,200

		118,436,600

Wireless Telecommunication Services — 0.07%†
China Mobile (Hong Kong) Limited ADR	4,000	172,880
KDDI Corporation	200	1,356,245

		1,529,125

TOTAL COMMON STOCKS (cost $1,456,623,090)		$1,814,942,082

	Principal
CONVERTIBLE BONDS — 1.26%†	Amount

Independent Power Producers & Energy Traders — 1.26%†
Calpine Corporation, CLB 4.750%, due 11/15/2023 Acquired 11/30/2005 — 12/15/2006 at $21,543,989 (Default Effective 12/20/2005)*(1) (cost $21,543,989)	$35,000,000	27,168,751

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

CONVERTIBLE BONDS — 0.15%†	Amount	Value

Diversified Financial Services — 0.03%†
FINOVA Group Inc. 7.500%, due 11/15/2009, Acquired 10/19/2006 — 11/21/2006 at $769,239 (Default Effective 4/29/2005)*	$2,406,000	$697,740

Independent Power Producers & Energy Traders — 0.02%†
Calpine Corp. 8.750%, due 07/15/2007, CLB, Acquired 4/18/2006 and 5/03/2006 at $118,563 (Default Effective 12/20/2005)*	200,000	190,000
7.875%, due 04/01/2008, Acquired 4/18/2006 — 5/10/2006 at $118,538 (Default Effective 12/20/2005)*	200,000	190,000

		380,000

Multi-Utilities & Unregulated Power — 0.05%†
Calpine Corp. 7.625%, due 04/15/2006, Acquired 4/18/2006 — 4/20/2006 at $61,031 (Default Effective 12/20/2005)*(1)	100,000	95,000
10.500%, due 05/15/2006, Acquired 4/7/2006 — 5/10/2006 at $181,375 (Default Effective 12/20/2005)*(1)	300,000	286,500
8.500%, due 02/15/2011, Acquired 7/5/2006 at $471,250 (Default Effective 12/20/2005)*(1)	1,000,000	800,000

		1,181,500

Unit Investment Trusts, Face-amount Certificate Offices, And — 0.05%†
Calpine Canada Energy Finance Ulc 8.500%, due 05/01/2008, Acquired 4/20/2006 and 7/13/2006 at $780,125 (Default Effective 12/20/2005)*	1,200,000	1,062,000

TOTAL CORPORATE BONDS (cost $2,527,120)		3,321,240

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

CALL OPTIONS PURCHASED — 0.02%†	Contracts	Value

TXU Corporation Expiration: January, 2007, Exercise Price: $22.500
(cost $143,073)	142	$451,560

SHORT-TERM INVESTMENTS —	Principal
13.90%†	Amount

US Government Agency Issues — 13.84%†
Federal Home Loan Bank Discount Note, 0.000%, due 01/02/2007	$299,195,000	299,156,603

Variable Rate Demand Notes** — 0.06%†
Wisconsin Corporate Central Credit Union, 4.990%	1,203,807	1,203,807

TOTAL SHORT-TERM INVESTMENTS (cost $300,360,410)		300,360,410

INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING — 10.42%†	Shares

Investment Companies — 10.42%†
Mount Vernon Securities Lending Trust — Prime Portfolio
(cost $225,408,950)	225,408,950	225,408,950

TOTAL INVESTMENTS — 109.71%† (cost $2,006,606,632)		$2,371,652,993

* — Non-income producing security.

** —	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.
† — Calculated as a percentage of net assets.
GDR — Global Depository Receipts.
ADR — American Depository Receipts.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at December 31, 2006. Total loaned securities had a market value of $208,222,280 December 31, 2006.
See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Medical Portfolio
Portfolio of Investments — December 31, 2006

COMMON STOCKS — 94.47%†	Shares	Value

Biotechnology — 32.30%†
AEterna Zentaris Inc.*(1)	23,500	$95,175
Albany Molecular Research, Inc.*	11,000	116,160
Arena Pharmaceuticals, Inc.*	14,000	180,740
AVAX Technologies, Inc.*	50,000	6,500
Avigen, Inc.*	21,000	110,880
Biogen Idec, Inc.*	10,250	504,197
Biomira, Inc.*(1)	37,000	42,550
Cell Genesys, Inc.*(1)	28,725	97,378
Coley Pharmaceuticals Group*(1)	17,000	164,730
Cubist Pharmaceuticals, Inc.*	2,000	36,220
CuraGen Corporation*	16,000	73,600
deCODE genetics, Inc.*	11,000	49,830
Dendreon Corporation*	24,000	100,080
Favrille Inc.*(1)	26,000	65,000
Human Genome Sciences, Inc.*	17,000	211,480
ImmunoGen, Inc.*	9,000	45,630
Invitrogen Corp.*	12,000	679,080
Isotechnika, Inc.*	30,000	42,705
Medarex, Inc.*	20,000	295,800
MedImmune, Inc.*	28,500	922,545
Millennium Pharmaceuticals, Inc.*	37,296	406,526
Progenics Pharmaceuticals, Inc.*	2,200	56,628
Savient Pharmaceuticals Inc.*	34,000	381,140
Serono SA ADR	19,000	423,320
Sirna Therapeutics, Inc.*	3,491	45,418
Targeted Genetics Corp.*	1,000	5,370
Vical Incorporated*	13,500	86,805

		5,245,487

Chemicals — 11.11%†
Akzo Nobel N.V. ADR	13,000	791,310
Atrium Biotechnologies, Inc.*	4,886	63,263
Lonza Group AG	11,000	950,595

		1,805,168

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Health Care Equipment & Supplies — 0.04%†
Theragenics Corporation*	2,000	$6,200

Health Care Providers & Services — 0.38%†
IMPATH Bankruptcy Liquidating Trust — Class A*	26,000	62,400

Industrial Conglomerates — 2.25%†
Tyco International Ltd.	12,000	364,800

Pharmaceuticals — 48.39%†
Abbott Laboratories	17,000	828,070
Altana AG ADR	12,000	744,000
Antigenics, Inc.*	892	1,632
Bristol-Meyers Squibb Company	15,000	394,800
China Pharmaceutical Group Limited*	1,440,000	203,643
Eli Lilly and Company	12,000	625,200
Epicept Corporation*	2,039	2,916
Genzyme Corporation*	9,538	587,350
GlaxoSmithKline PLC ADR	20,673	1,090,708
Johnson & Johnson	7,000	462,140
Mayne Pharma Ltd	50,000	160,632
Novartis AG ADR	21,000	1,206,240
Pfizer, Inc.	11,000	284,900
Wyeth	24,900	1,267,908

		7,860,139

TOTAL COMMON STOCKS (cost $15,545,206)		15,344,194

RIGHTS — 0.00%†

Biotechnology — 0.00%†
OSI Pharmaceuticals, Inc.* Expiration Date: 06/28/2008, Strike Price $1.00#
(cost $0)	13,932	878

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Principal
SHORT-TERM INVESTMENTS — 5.28%†	Amount	Value

US Government Agency Issues — 4.70%†
Federal Home Loan Bank Discount Note, 0.000%, due 01/02/2007	$764,000	763,902

Variable Rate Demand Notes** — 0.58%†
U.S. Bank, N.A., 5.070%	55,483	55,483
Wisconsin Corporate Central Credit Union, 4.990%	38,117	38,117

		93,600

TOTAL SHORT-TERM INVESTMENTS (cost $857,502)		857,502

INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING — 3.12%†	Shares

Investment Companies — 3.12%†
Mount Vernon Securities Lending Trust — Prime Portfolio (Cost $506,700)	506,700	506,700

TOTAL INVESTMENTS — 102.87%† (cost $16,909,408)		$16,709,274

* —	Non-income producing security.

** —	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.
† — Calculated as a percentage of net assets.
# — Contingent value right (contingent upon profitability of company).
ADR — American Depository Receipt.

(1) —	This security or a portion of this security was out on loan at December 31, 2006. Total loaned securities had a market value of $419,396 at December 31, 2006.
See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2006

COMMON STOCKS — 88.86%†	Shares	Value

Aerospace & Defense — 2.07%†
Armor Holdings, Inc.*	2,400	$131,640
Bombardier Inc.*	360,000	1,219,397
CACI International, Inc. — Class A*	156,000	8,814,000

		10,165,037

Air Freight & Logistics — 0.26%†
EGL, Inc.*	20,000	595,600
Hub Group, Inc. — Class A*	25,000	688,750

		1,284,350

Airlines — 0.69%†
China Eastern Airlines Corporation Limited — ADR*	80,000	1,742,400
China Southern Airlines Company Limited — ADR*	80,000	1,636,000

		3,378,400

Asian Exchanges — 4.39%†
Hong Kong Exchanges & Clearing Limited	720,000	7,914,326
Osaka Securities Exchange Co., Ltd.	1,240	6,210,159
Singapore Exchange Limited	2,000,000	7,432,763

		21,557,248

Beverages — 0.41%†
Tsingtao Brewery Company Limited — Class H	1,200,000	2,024,093

Brokerage & Investment Banking — 0.44%†
Greenhill & Co., Inc.	29,200	2,154,960

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2006 — (Continued)

	Shares	Value

Capital Markets — 9.54%†
Amvescap Plc — ADR	36,000	$887,400
Bam Investments Corp.*	16,400	4,148,694
Calamos Asset Management, Inc. — Class A	34,000	912,220
Cowen Group, Inc.*	16,000	338,400
Evercore Partners, Inc.*(1)	83,800	3,088,030
Guardian Capital Group Ltd.	2,000	21,352
International Assets Holding Corporation*(1)	118,200	3,393,522
Jefferies Group, Inc.	460,000	12,337,200
KBW, Inc.*	10,000	293,900
Nuveen Investments — Class A	242,000	12,554,960
Penson Worldwide, Inc.*	60,000	1,644,600
SWS Group, Inc.	46,000	1,642,200
Thomas Weisel Partners Group, Inc.*	124,000	2,616,400
Van der Moolen Holding N.V. ADR(1)	504,427	2,960,987

		46,839,865

Commercial Banks — 6.48%†
Banque du Liban et d’Outre-Mer S.A.L. (BLOM) — Class B GDR*	30,000	1,729,500
Cathay General Bancorp(1)	114,000	3,934,140
Center Financial Corporation	170,000	4,074,900
East West Bancorp, Inc.	104,000	3,683,680
Farmers & Merchants Bank of Long Beach	31	209,250
First Bank of Delaware*	428,403	1,328,049
Hanmi Financial Corporation	202,062	4,552,457
Nara Bancorp, Inc.	214,400	4,485,248
UCBH Holdings, Inc.	226,000	3,968,560
Wilshire Bancorp, Inc.	202,000	3,831,940

		31,797,724

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2006 — (Continued)

	Shares	Value

Commercial Services & Supplies — 0.87%†
Comdisco Holding Company, Inc.	8,800	$103,840
First Advantage Corporation — Class A*	12,000	275,520
Loring Ward International Ltd.*	1,000	515
PICO Holdings, Inc.*	66,000	2,294,820
Ritchie Bros. Auctioneers Incorporated	30,000	1,606,200

		4,280,895

Construction & Engineering — 1.20%†
Quanta Services, Inc.*	300,000	5,901,000

Consumer Finance — 0.05%†
The Student Loan Corporation	1,200	248,760

Derivative Exchanges — 5.66%†
International Securities Exchange, Inc.	594,000	27,793,260

Diversified Consumer Services — 1.39%†
Sotheby’s Holdings, Inc. — Class A	220,000	6,824,400

Diversified Telecommunication Services — 0.18%†
Lynch Interactive Corporation*	18	56,250
NeuStar, Inc. — Class A*	1,000	32,440
XO Holdings Inc.*(1)	180,000	774,000

		862,690

Electric Utilities — 4.53%†
Allegheny Energy, Inc.*	200,000	9,182,000
China Resources Power Holdings Company Limited	100,000	150,933
Datang International Power Generation Company Limited — Class H	324,000	337,400
Huadian Power International Corporation Limited — Class H	490,000	192,767
Sierra Pacific Resources*	736,000	12,386,880

		22,249,980

Electrical Apparatus And Equipment, Wiring Supplies, And — 0.04%†
Smith & Wesson Holding Corp.*	20,000	206,800

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2006 — (Continued)

	Shares	Value

Energy — 0.48%†
Siem Industries Inc.*	44,000	$2,354,000

European Exchanges — 0.57%†
Euronext NV	20,000	2,362,880
OMX AB	24,000	441,721

		2,804,601

Gaming — 0.09%†
Boyd Gaming Corporation	10,000	453,100

Gas Utilities — 0.91%†
Southern Union Company(1)	160,263	4,479,337

Hotels Restaurants & Leisure — 2.47%†
Triarc Companies, Inc. — Class A	558,000	12,130,920

Household Durables — 1.46%†
Jarden Corporation*	206,000	7,166,740

Independent Power Producers & Energy Traders — 0.82%†
Dynegy Inc. — Class A*	554,000	4,010,960

Industrial Conglomerates — 0.09%†
Alleghany Corporation*	1,200	436,320

Insurance — 0.68%†
Covanta Holding Corporation*	6,000	132,240
Montpelier Re Holdings Ltd.	60,000	1,116,600
National Western Life Insurance Company — Class A	1,200	276,168
RLI Corp.	8,000	451,360
Safety Insurance Group, Inc.	15,800	801,218
Wesco Financial Corporation	1,200	552,000

		3,329,586

IT Services — 0.41%†
ManTech International Corporation — Class A*	54,000	1,988,820

Machinery — 0.02%†
Oshkosh Truck Corporation	2,000	96,840

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2006 — (Continued)

	Shares	Value

Media — 3.80%†
Courier Corporation	48,000	$1,870,560
DreamWorks Animation SKG, Inc.*	190,000	5,603,100
Gemstar-TV Guide International, Inc.*	36,000	144,360
Idearc, Inc.*	36,000	1,031,400
Interactive Data Corporation	12,000	288,480
Live Nation Inc.*	100,000	2,240,000
PrimaCom AG ADR*	54,000	258,125
Warner Music Group Corp.	314,000	7,206,300

		18,642,325

Metals & Mining — 2.20%†
Commercial Metals Company	194,000	5,005,200
Inmet Mining Corporation	104,000	5,565,870
Yanzhou Coal Mining Company Limited — ADR	5,200	209,946

		10,781,016

Multi-Utilities — 5.30%†
Aquila, Inc.*	948,000	4,455,600
CMS Energy Corporation*	172,000	2,872,400
NRG Energy, Inc.*	12,000	672,120
Reliant Energy Inc.*	1,270,000	18,046,700

		26,046,820

Oil And Gas Extraction — 0.01%†
Keweenaw Land Assn Ltd	300	53,700

Oil, Gas & Consumable Fuels — 0.47%†
National Energy Group, Inc.*	40,000	250,000
Shell Canada Limited	3,000	111,932
UTS Energy Corporation*	500,000	1,933,714

		2,295,646

Other Exchanges — 5.37%†
IntercontinentalExchange Inc.*	214,000	23,090,600
JSE Limited	360,000	2,694,899
New Zealand Exchange Limited	120,025	564,881

		26,350,380

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2006 — (Continued)

	Shares	Value

Paper & Forest Products — 0.00%†
Pope Resources, L.P.	600	$20,592

Publishing — 2.67%†
John Wiley & Sons, Inc. — Class A	24,000	923,280
R.H. Donnelley Corporation*	184,246	11,557,752
Value Line, Inc.	14,200	645,390

		13,126,422

Real Estate — 10.38%†
Alexander’s, Inc.*	36,000	15,107,400
American Real Estate Partners, L.P.	340,000	29,148,200
Biloxi Marsh Lands Corporation	100	4,130
Forest City Enterprises, Inc. — Class A	20,000	1,168,000
HomeFed Corporation	400	26,400
New World China Land Limited	180,000	109,227
Shun Tak Holdings Limited	10,000	15,299
SOLIDERE GDR	800	12,960
Tejon Ranch Co.*	400	22,336
Texas Pacific Land Trust	24,600	5,338,200
United Capital Corporation*	1,200	35,436

		50,987,588

Road & Rail — 0.53%†
Guangshen Railway Company Limited — ADR	28,000	949,200
Laidlaw International, Inc.	54,000	1,643,220

		2,592,420

Security Brokers, Dealers, And Flotation Companies — 2.76%†
Cohen & Steers, Inc.	210,000	8,435,700
GFI Group, Inc.*	82,000	5,105,320

		13,541,020

Specialists — 1.44%†
LaBranche & Co Inc.*(1)	720,000	7,077,600

State Commercial Banks — 0.73%†
Preferred Bank Los Angeles	60,000	3,605,400

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2006 — (Continued)

	Shares	Value

Tobacco — 0.06%†
Vector Group Ltd.(1)	16,972	$301,253

Transportation Infrastructure — 1.14%†
Beijing Capital International Airport Company Limited — Class H	5,506,100	4,310,987
Hainan Meilan International Airport Company Limited — Class H*	636,000	368,764
Hopewell Holdings Limited*	18,000	63,176
Macquarie Airports	201,610	572,905
Sichuan Expressway Co. Limited — Class H	1,400,000	268,182

		5,584,014

U.S. Equity Exchanges — 5.80%†
Nasdaq Stock Market Inc.*	610,000	18,781,900
NYSE Group Inc.*(1)	100,000	9,720,000

		28,501,900

TOTAL COMMON STOCKS (cost $350,442,127)		436,328,782

	Principal
CONVERTIBLE BONDS — 1.33%†	Amount

Independent Power Producers & Energy Traders — 1.33%†
Calpine Corporation, CLB, 4.750%, due 11/15/2023, Acquired on 11/30/2005-11/27/2006 at $3,639,755 (Default Effective 12/20/2005)*(1)
(cost $3,639,755)	$8,400,000	6,520,500

CORPORATE BONDS — 0.05%†

Diversified Financial Services — 0.05%†
FINOVA Group Inc. 7.500%, 11/15/2009
(cost $293,240)	902,000	261,580

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2006 — (Continued)

RIGHTS — 0.45%†	Shares	Value

Commercial Services & Supplies — 0.45%†
Comdisco Holding Company, Inc., Expiration Date: 12/31/2050, Strike Price $1.00# (cost $2,806,450)	8,920,400	$2,230,100

CALL OPTIONS PURCHASED —
0.01%†	Contracts

LaBranche & Co. Inc. Expiration: May, 2007, Exercise Price: $5.000 (cost $33,180)	60	30,000

	Principal
SHORT-TERM INVESTMENTS — 9.77%†	Amount

US Government Agency Issues — 9.72%†
Federal Home Loan Bank Discount Note 0.000%, due 01/02/2007	$47,766,000	$47,741,480

Variable Rate Demand Notes** — 0.05%† Wisconsin Corporate Central Credit Union, 4.990%	241,466	241,466

TOTAL SHORT-TERM INVESTMENTS (cost $47,982,946)		47,982,946

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2006 — (Continued)

INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING — 7.77%†	Shares	Value

Investment Companies — 7.77%†
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $38,177,400)	38,177,400	38,177,400

TOTAL INVESTMENTS — 108.24%† (cost $443,375,098)		$531,531,308

* —	Non-income producing security.

** —	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.

† —	Calculated as a percentage of net assets.

# —	Contingent value right (contingent upon profitability of company).
GDR — Global Depository Receipts.
ADR — American Depository Receipts.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at December 31, 2006. Total loaned securities had a market value of $36,223,651 at December 31, 2006.
See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Kinetics Government Money Market Portfolio
Portfolio of Investments — December 31, 2006

	Principal
SHORT-TERM INVESTMENTS	Amount	Value

US Government Agency Issues — 100.03%†
Federal Home Loan Bank Discount Note 0.000%, due 01/02/2007	$1,439,000	$1,438,815

TOTAL INVESTMENTS — 100.03%† (cost $1,438,815)		$1,438,815

† — Calculated as a percentage of net assets.
See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2006

COMMON STOCKS — 94.88%†	Shares	Value

Asian Exchanges — 14.45%†
Hong Kong Exchanges & Clearing Limited	94,000	$1,033,259
Osaka Securities Exchange Co., Ltd.	114	570,934
Singapore Exchange Limited	252,000	936,528

		2,540,721

Asset Management — 3.36%†
Brookfield Asset Management Inc — Class A	3,600	173,448
Eaton Vance Corp.	1,800	59,418
Legg Mason, Inc.	2,500	237,625
Power Corporation of Canada	4,000	121,048

		591,539

Brokerage & Investment Banking — 4.48%†
The Bear Stearns Companies Inc.	2,000	325,560
Greenhill & Co., Inc.	400	29,520
ICAP plc	28,000	262,330
Lazard Ltd — Class A	3,600	170,424

		787,834

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Capital Markets — 18.01%†
Affiliated Managers Group, Inc.*	600	$63,078
Bam Investments Corp.*	2,300	581,829
BlackRock, Inc.	2,100	318,990
Collins Stewart plc*	6,000	29,840
Evercore Partners, Inc.*	1,000	36,850
Federated Investors, Inc.	1,800	60,804
Franklin Resources, Inc.	600	66,102
The Goldman Sachs Group, Inc.	2,200	438,570
International Assets Holding Corporation*(1)	2,200	63,162
Janus Capital Group, Inc.	200	4,318
Jefferies Group, Inc.	7,200	193,104
KBW, Inc.*	400	11,756
Lehman Brothers Holdings, Inc.	2,800	218,736
Man Group Plc	8,000	81,883
Nuveen Investments — Class A	4,800	249,024
Penson Worldwide, Inc.*	10,200	279,582
State Street Corporation	1,000	67,440
SWS Group, Inc.	5,600	199,920
T. Rowe Price Group, Inc.	400	17,508
Thomas Weisel Partners Group, Inc.*	1,800	37,980
Tullett Prebon plc*	6,000	76,361
Van der Moolen Holding N.V. ADR	12,000	70,440

		3,167,277

Commercial Banks — 6.84%†
The Bank of New York Company, Inc.	7,600	299,212
Cathay General Bancorp	3,400	117,334
Center Financial Corporation	5,600	134,232
East West Bancorp, Inc.	3,200	113,344
Hanmi Financial Corporation	6,400	144,192
Nara Bancorp, Inc.	6,600	138,072
UCBH Holdings, Inc.	7,200	126,432
Wilshire Bancorp, Inc.	6,800	128,996

		1,201,814

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Derivative Exchanges — 10.18%†
CBOT Holdings, Inc. — Class A*	3,600	$545,292
Chicago Mercantile Exchange Holdings Inc.	740	377,215
International Securities Exchange, Inc.	16,400	767,356
Nymex Holdings, Inc.*(1)	800	99,208

		1,789,071

Diversified Consumer Services — 0.32%†
Sotheby’s Holdings, Inc. — Class A	1,800	55,836

Diversified Financial Services — 0.46%†
Alliancebernstein Holding Lp	1,000	80,400

European Exchanges — 7.57%†
Bolsas Y Mercados Espanoles*	4,200	173,700
Hellenic Exchanges Holding S.A.	8,800	161,933
Deutsche Boerse AG	600	110,670
Euronext NV	2,400	283,546
London Stock Exchange Group plc*	14,843	380,716
OMX AB	12,000	220,860

		1,331,425

Hotels Restaurants & Leisure — 1.48%†
Triarc Companies, Inc. — Class A	12,000	260,880

IT Services — 1.01%†
Mastercard, Inc. — Class A	1,800	177,282

Media — 1.07%†
Interactive Data Corporation	1,000	24,040
The McGraw-Hill Companies, Inc.	2,400	163,248

		187,288

Other Exchanges — 12.96%†
Australian Stock Exchange Limited	14,000	421,590
IntercontinentalExchange Inc.*	7,600	820,040
JSE Limited	92,000	688,696
New Zealand Exchange Limited	28,000	131,779
TSX Group Inc.	5,400	215,833

		2,277,938

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Shares	Value

Publishing — 0.99%†
Moody’s Corporation	2,400	$165,744
Value Line, Inc.	200	9,090

		174,834

Real Estate — 0.29%†
American Real Estate Partners, L.P.	600	51,438

Security Brokers, Dealers, And Flotation Companies — 3.16%†
Cohen & Steers, Inc.	6,400	257,088
GFI Group, Inc.*	4,800	298,848

		555,936

Specialists — 0.83%†
LaBranche & Co Inc.*(1)	14,800	145,484

State Commercial Banks — 0.62%†
Preferred Bank Los Angeles	1,800	108,162

U.S. Equity Exchanges — 6.80%†
Nasdaq Stock Market Inc.*	18,000	554,220
NYSE Group Inc.*(1)	6,600	641,520

		1,195,740

TOTAL COMMON STOCKS (cost $14,952,367)		16,680,899

CALL OPTIONS PURCHASED — 0.11%†	Contracts

LaBranche & Co. Inc. Expiration: May, 2007, Exercise Price: $5.000
(cost $22,120)	40	20,000

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2006 — (Continued)

	Principal
SHORT-TERM INVESTMENTS — 6.80%†	Amount	Value

US Government Agency Issues — 5.49%†
Federal Home Loan Bank Discount Note, 0.000%, due 01/02/2007	$966,000	$965,876

Variable Rate Demand Notes** — 1.31%†
U.S. Bank, N.A., 5.070%	51,454	51,454
Wisconsin Corporate Central Credit Union, 4.990%	177,949	177,949

		229,403

TOTAL SHORT-TERM INVESTMENTS (cost $1,195,279)		1,195,279

INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING — 5.11%†	Shares

Investment Companies — 5.11%†
Mount Vernon Securities Lending Trust — Prime Portfolio (Cost $898,800)	898,800	898,800

TOTAL INVESTMENTS — 106.90%† (cost $17,068,566)		$18,794,978

* —	Non-income producing security.

** —	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006. † Calculated as a percentage of net assets.
ADR — American Depository Receipts.

(1) —	This security or a portion of this security was out on loan at December 31, 2006. Total loaned securities had a market value of $862,344 at December 31, 2006.
See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio
Portfolio of Options Written — December 31, 2006

CALL OPTIONS WRITTEN	Contracts	Value

Internet HOLDRs Trust Expiration: January, 2007, Exercise Price: $70.00	5	$37

TOTAL OPTIONS WRITTEN (premiums received $6,985)		$37

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Emerging Growth Portfolio
Portfolio of Options Written — December 31, 2006

CALL OPTIONS WRITTEN	Contracts	Value

Nasdaq-100 Index Tracking Stock Expiration: January, 2007, Exercise Price: $38.625	20	$9,400
Expiration: January, 2007, Exercise Price: $39.625	20	7,400

TOTAL OPTIONS WRITTEN (premiums received $22,479)		$16,800

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio
Portfolio of Options Written — December 31, 2006

PUT OPTIONS WRITTEN	Contracts	Value

Nymex Holdings, Inc. Expiration: January, 2008, Exercise Price: $125.00	20	$50,800

TOTAL OPTIONS WRITTEN (premiums received $49,938)		$50,800

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statement of Assets & Liabilities
December 31, 2006

		The Internet
	The Internet	Emerging Growth
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(3)	$148,966,908	$4,050,946
Foreign currencies, at value(4)	33,677	—
Cash	4,215,252	15,862
Receivable for contributed capital	23,792	42,274
Dividends and interest receivable	284,864	14,016
Other assets	237,310	1,756

Total assets	153,761,803	4,124,854

LIABILITIES:
Written options, at value(2)	38	16,800
Payable for securities purchased	0	6,206
Payable to Adviser	148,631	4,144
Payable to Trustees and Officers	2,686	49
Payables for collateral received for securities loaned	16,115,000	100,000
Payable for withdrawn capital	183,126	10,354
Accrued expenses and other liabilities	9,268	197

Total liabilities	16,458,749	137,750

Net assets	$137,303,054	$3,987,104

(1) Cost of investments	$103,378,457	$3,057,098

(2) Premiums received	$6,985	$22,479

(3) Includes loaned securities with a market value of	$15,572,927	$97,200

(4) Cost of foreign currencies	$31,274	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities — (Continued)
December 31, 2006

	The
	Paradigm	The Medical
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(3)	$2,371,652,993	$16,709,274
Foreign currencies, at value(4)	925,150	—
Cash	6,224,818	25,295
Receivable for options written	49,938	—
Receivable for contributed capital	37,219,608	32,010
Dividends and interest receivable	1,220,997	17,198
Other assets	1,182,441	342

Total assets	2,418,475,945	16,784,119

LIABILITIES:
Written options, at value(2)	50,800	—
Payable to Adviser	2,169,346	17,521
Payable to Trustees and Officers	17,413	274
Payable for securities purchased	27,737,811	—
Payables for collateral received for securities loaned	225,408,950	506,700
Payable for withdrawn capital	1,258,442	15,910
Accrued expenses and other liabilities	72,017	964

Total liabilities	256,714,779	541,369

Net assets	$2,161,761,166	$16,242,750

(1) Cost of investments	$2,006,606,632	$16,909,408

(2) Premiums received	$49,938	$—

(3) Includes loaned securities with a market value of	$208,222,280	$419,396

(4) Cost of foreign currencies	$882,620	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities — (Continued)
December 31, 2006

		The Kinetics
		Government
	The Small Cap	Money
	Opportunities	Market
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$531,531,308	$1,438,815
Cash	739,535	170
Receivable for contributed capital	9,324,286	—
Dividends and interest receivable	115,918	—
Other assets	227,078	9

Total assets	541,938,125	1,438,994

LIABILITIES:
Payable to Adviser	496,127	502
Payable to Trustees and Officers	3,903	9
Payable for securities purchased	11,510,358	—
Payables for collateral received for securities loaned	38,177,400	—
Payable for withdrawn capital	673,689	70
Accrued expenses and other liabilities	14,832	54

Total liabilities	50,876,309	635

Net assets	$491,061,816	$1,438,359

(1) Cost of investments	$443,375,098	$1,438,815

(2) Includes loaned securities with a market value of	$36,223,651	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities — (Continued)
December 31, 2006

The Market
Opportunities
Portfolio

ASSETS:
Investments, at value(1)(2)	$18,794,978
Cash	16,945
Foreign currencies, at value	7,317
Receivable for contributed capital	307,203
Dividends and interest receivable	5,745
Other assets	1,223

Total assets	19,133,411

LIABILITIES:
Payable to Adviser	16,098
Payable to Trustees and Officers	80
Payable for securities purchased	636,286
Payables for collateral received for securities loaned	898,800
Payable for withdrawn capital	114
Accrued expenses and other liabilities	964

Total liabilities	1,552,342

Net assets	$17,581,069

(1) Cost of investments	$17,068,556

(2) Includes loaned securities with a market value of	$862,344

(3) Cost of foreign currencies	$6,981

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statement of Operations
For the Year Ended December 31, 2006

		The Internet
	The Internet	Emerging Growth
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$1,349,110	$80,405
Interest	182,497	66,922
Income from securities lending	710,582	6,843

Total investment income	2,242,189	154,170

EXPENSES:
Investment advisory fees	1,795,756	43,811
Administration fees	95,696	2,309
Professional fees	18,624	552
Fund accounting fees	39,581	3,099
Trustees and Officers’ fees and expenses	6,264	119
Custodian fees and expenses	38,031	6,565
Other expenses	7,607	176

Total expenses	2,001,559	56,631
Expense reduction*	(85,373)	(5,364)

Net expenses	1,916,186	51,267

Net investment income	326,003	102,903

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(11,570,086)	162,004
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	34,151,184	305,569
Written option contracts	2,963	1,800

Net gain on investments	22,584,061	469,373

Net increase in net assets resulting from operations	$22,910,064	$572,276

† Net of Foreign Taxes Withheld of:	$22,083	$739

*	See “Expense Reduction” in the Notes to the Financial Statements.
See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations — (Continued)
For the Year Ended December 31, 2006

	The
	Paradigm	The Medical
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$12,579,925	$202,077
Interest	12,075,130	57,972
Income from securities lending	3,069,730	5,564

Total investment income	27,724,785	265,613

EXPENSES:
Investment advisory fees	15,460,876	187,359
Administration fees	730,198	9,639
Professional fees	150,710	1,693
Fund accounting fees	332,042	6,692
Trustees’ and Officers’ fees and expenses	70,840	577
Custodian fees and expenses	539,928	9,929
Other expenses	23,381	743

Total expenses	17,307,975	216,632
Expense reduction*	(1,030,377)	(15,320)

Net expenses	16,277,598	201,312

Net investment income	11,447,187	64,301

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	3,329,122	575,494
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	301,524,678	1,520,521
Written option contracts	(862)	—

Net gain on investments	304,852,938	2,096,015

Net increase in net assets resulting from operations	$316,300,125	$2,160,316

† Net of Foreign Taxes Withheld of:	$582,252	$15,353

*	See “Expense Reduction” in the Notes to Financial Statements.
See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations — (Continued)
For the Year Ended December 31, 2006

		The Kinetics
	The Small Cap	Government
	Opportunities	Money
	Portfolio	Market Portfolio

INVESTMENT INCOME:
Dividends†	$2,143,111	$—
Interest	1,623,330	48,162
Income from securities lending	631,355	—

Total investment income	4,397,796	48,162

EXPENSES:
Investment advisory fees	3,240,361	5,131
Administration fees	156,220	667
Professional fees	32,045	113
Fund accounting fees	76,678	301
Trustees and Officers’ fees and expenses	14,630	41
Custodian fees and expenses	100,684	9,700
Other expenses	5,594	21

Total expenses	3,626,212	15,974
Expense reduction*	(340,360)	(3,968)

Net expenses	3,285,852	12,006

Net investment income	1,111,944	36,156

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(400,382)	—
Net change in unrealized appreciation of:
Investments and foreign currency	69,120,933	—

Net gain on investments	68,720,551	—

Net increase in net assets resulting from operations	$69,832,495	$36,156

† Net of Foreign Taxes Withheld of:	$23,496	$—

*	See “Expense Reduction” in the Notes to Financial Statements.
See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations — (Continued)
For the Year Ended December 31, 2006

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations — (Continued)
For the Period January 31, 2006(+) through December 31, 2006

The Market
Opportunities
Portfolio

INVESTMENT INCOME:
Dividends†	$59,776
Interest	53,260
Income from securities lending	899

Total investment income	113,935

EXPENSES:
Investment advisory fees	72,294
Administration fees	3,183
Professional fees	8,085
Fund accounting fees	5,010
Trustees’ and Officers’ fees and expenses	288
Custodian fees and expenses	16,040

Total expenses	104,900
Expense reduction*	(12,000)

Net expenses	92,900

Net investment income	21,035

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	26
Net change in unrealized appreciation of:
Investments and foreign currency	1,726,740

Net gain on investments	1,726,766

Net increase in net assets resulting from operations	$1,747,801

†Net of Foreign Taxes Withheld of:	$1,642

^ Commencement of operations

*	See “Expense Reduction” in the Notes to the Financial Statements.
See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets

			The Internet
	The Internet Portfolio		Emerging Growth Portfolio

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

OPERATIONS:
Net investment income	$326,003	$2,268,661	$102,903	$174,358
Net realized gain (loss) on sale of investments, foreign currency and written options	(11,570,086)	(7,302,620)	162,004	(20,871)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	34,154,147	1,383,278	307,369	(47,071)

Net increase (decrease) in net assets resulting from operations	22,910,064	(3,650,681)	572,276	106,416

NET DECREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	4,187,471	195,954	678,821	646,599
Withdrawals	(38,591,597)	(50,457,661)	(1,160,881)	(1,449,775)

Net decrease in net assets resulting from beneficial interest transactions	(34,404,126)	(50,261,707)	(482,060)	(803,176)

Total increase (decrease) in net assets	(11,494,062)	(53,912,388)	90,216	(696,760)
NET ASSETS:
Beginning of year	148,797,116	202,709,504	3,896,888	4,593,648

End of year	$137,303,054	$148,797,116	$3,987,104	$3,896,888

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio		The Medical Portfolio

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

OPERATIONS:
Net investment income (loss)	$11,447,187	$362,091	$64,301	$(24,812)
Net realized gain on sale of investments, foreign currency and written options	3,329,122	273,557	575,494	1,895,925
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	301,523,816	37,043,510	1,520,521	(2,052,698)

Net increase (decrease) in net assets resulting from operations	316,300,125	37,679,158	2,160,316	(181,585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	1,398,735,693	408,538,810	3,285,786	165,335
Withdrawals	(82,493,045)	(42,407,006)	(3,740,306)	(5,778,914)

Net increase (decrease) in net assets resulting from beneficial interest transactions	1,316,242,648	366,131,804	(454,520)	(5,613,579)

Total increase (decrease) in net assets	1,632,542,773	403,810,962	1,705,796	(5,795,164)
NET ASSETS:
Beginning of year	529,218,393	125,407,431	14,536,954	20,332,118

End of year	$2,161,761,166	$529,218,393	$16,242,750	$14,536,954

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Kinetics Government
	Opportunities Portfolio		Money Market Portfolio

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

OPERATIONS:
Net investment income	$1,111,944	$436,012	$36,156	$18,134
Net realized loss on sale of investments, foreign currency and written options	(400,382)	(1,152,617)	—	—
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	69,120,933	10,833,455	—	—

Net increase in net assets resulting from operations	69,832,495	10,116,850	36,156	18,134

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	305,126,355	91,619,332	1,321,498	383,201
Withdrawals	(12,732,926)	(11,574,985)	(990,656)	(511,184)

Net increase (decrease) in net assets resulting from beneficial interest transactions	292,393,429	80,044,347	330,842	(127,983)

Total increase (decrease) in net assets	362,225,924	90,161,197	366,998	(109,849)
NET ASSETS:
Beginning of year	128,835,892	38,674,695	1,071,361	1,181,210

End of year	$491,061,816	$128,835,892	$1,438,359	$1,071,361

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

The Market
Opportunities
Portfolio

From
January 31, 2006^
through
December 31, 2006

OPERATIONS:
Net investment income	$21,035
Net realized gain on sale of investments, foreign currency and written options	26
Net change in unrealized appreciation of investments, foreign currency and written options	1,726,740

Net increase in net assets resulting from operations	1,747,801

NET INCREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	16,071,080
Withdrawals	(237,812)

Net increase in net assets resulting from beneficial interest transactions	15,833,268

Total increase in net assets	17,581,069
NET ASSETS:
Beginning of period	—

End of period	$17,581,069

^ Commencement of operations.
See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements
December 31, 2006
1.   Organization
The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio and The Market Opportunities Portfolio (the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are “non-diversified” series of the Trust. The Market Opportunities Portfolio commenced operations on January 31, 2006. Each of the remaining Master Portfolios commenced operations on April 28, 2000.
Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds’ proportionate interest in the Master Portfolio.
Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in the Internet and Internet-related activities. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2006

and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.
2.   Significant Accounting Policies
Security Valuation
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2006, there were no fair valued securities held by the Master Portfolios.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2006

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.
Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2006

arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2006, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.
When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.
Expense Reduction
The Adviser has directed a certain amount of the Master Portfolios’ trades to brokers believed to provide the best execution and, as a result, it has generated directed brokerage credits to reduce certain service provider fees. For the year ended December 31, 2006, the total expenses of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio were reduced by $31,491, $1,349, $250,148, $6,391, $184,344 and $1,149, respectively, by using directed brokerage credits. In accordance with the requirements of the Securities and Exchange Commission, such amounts are required to be shown as an expense and have been included in each of the service provider fees in the Statement of Operations.
In addition, to the directed brokerage credits, U.S. Bancorp Fund Services, LLC (“USBFS”), the Master Portfolios’ service provider, has voluntarily agreed to waive all its service provider fees for the four months ended December 31, 2006 for consideration received through the Master Portfolios securities lending agreement. For the year ended December 31, 2006, the

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2006

total expenses of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, and The Kinetics Government Money Market Portfolio were reduced by $53,882, $4,015, $780,229, $8,929, $156,016, $10,851 and $3,968, respectively.
Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.
Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interest in the Master Portfolio.
Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2006

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.
3.   Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio’s average daily net assets. For the year ended December 31, 2006, The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio and The Market Opportunities Portfolio incurred expenses of $1,795,756, $43,811, $15,460,876, $187,359, $3,240,361, $5,131 and $72,294, respectively, pursuant to the Investment Advisory Agreements.
KBD Securities, LLC, an affiliate of the Adviser, received $91,524 in brokerage fee commissions with respect to the Portfolios’ portfolio transactions, which constituted 4% of the Portfolios’ brokerage commissions during the period.

Portfolio	Commissions

The Internet Portfolio	$5,312
The Internet Emerging Growth Portfolio	$1,569
The Paradigm Portfolio	$62,827
The Medical Portfolio	$1,850
The Small Cap Opportunities Portfolio	$18,265
The Market Opportunities Portfolio	$1,701
For the year ended December 31, 2006, the Trust was allocated $24,000 for the services of the Chief Compliance Officer employed by the Adviser.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2006

4. Securities Transactions
Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2006 were as follows:

	Purchases		Sales

	U.S.		U.S.
	Government	Other	Government	Other

The Internet Portfolio	$—	$16,623,588	$—	$48,446,666
The Internet Emerging Growth Portfolio	—	320,973	—	912,499
The Paradigm Portfolio	—	1,102,739,419	—	28,157,917
The Medical Portfolio	—	2,723,023	—	3,622,282
The Small Cap Opportunities Portfolio	—	279,158,756	—	13,246,641
The Market Opportunities Portfolio	—	14,974,338	—	9,433
As of December 31, 2006, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Net
	Appreciation	Appreciated	Depreciated
	(Depreciation)	Securities	Securities

The Internet Portfolio	$43,124,728	$50,405,790	$(7,281,062)
The Internet Emerging Growth Portfolio	899,213	1,388,784	(489,571)
The Paradigm Portfolio	356,760,476	387,296,063	(30,535,587)
The Medical Portfolio	(200,134)	3,437,271	(3,637,405)
The Small Cap Opportunities Portfolio	86,037,758	95,291,671	(9,253,913)
The Kinetics Government Money Market Portfolio	—	—	—
The Market Opportunities Portfolio	1,561,593	1,964,886	(403,293)
At December 31, 2006, the cost of investments for federal income tax purposes was $105,842,180, $3,151,733, $2,014,892,517, $16,909,408, $445,493,550, $1,438,815 and $17,233,385 for The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio and The Market Opportunities Portfolio, respectively.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2006

For the year ended December 31, 2006, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount

The Internet Portfolio

Outstanding at the Beginning of Year	5	$6,985
Options Expired	—	—

Outstanding at the End of Year	5	$6,985

The Internet Emerging Growth Portfolio

Outstanding at the Beginning of Year	40	$22,479
Options Expired	—	—

Outstanding at the End of Year	40	$22,479

The Paradigm Portfolio

Outstanding at the Beginning of Year	—	$—
Options Written	20	49,948

Outstanding at the End of Year	20	$49,938

5.   Portfolio Securities Loaned
As of December 31, 2006, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at December 31, 2006, were as follows:

	Securities	Collateral

The Internet Portfolio	$15,572,927	$16,115,000
The Internet Emerging Growth Portfolio	97,200	100,000
The Paradigm Portfolio	208,222,280	225,408,950
The Medical Portfolio	419,396	506,700
The Small Cap Opportunities Portfolio	36,223,651	38,177,400
The Market Opportunities Portfolio	862,344	898,800

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2006

6.   Selected Financial Highlights
Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2006		2005	2004	2003	2002

Ratio of expenses to average net assets:
Before expense reduction	1.39%		1.45%	1.50%	1.51%	1.51%
After expense reduction	1.33%	(3)	1.44%	1.44%	1.51%	1.51%
Ratio of net investment income to average net assets:
Before expense reduction	0.17%		1.35%	1.30%	0.99%	0.50%
After expense reduction	0.23%	(3)	1.36%	1.36%	0.99%	0.50%
Portfolio turnover rate	11%		12%	42%	69%	41%

	The Internet Emerging Growth Portfolio

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2006		2005	2004	2003	2002

Ratio of expenses to average net assets:
Before expense reduction	1.62%		1.73%	1.78%	1.84%	1.83%
After expense reduction	1.46%	(3)	1.72%	1.73%	1.84%	1.83%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	2.78%		4.30%	2.77%	1.94%	(1.07%	)
After expense reduction	2.94%	(3)	4.31%	2.82%	1.94%	(1.07%	)
Portfolio turnover rate	10%		2%	18%	20%	27%

	The Paradigm Portfolio

	For the		For the	For the		For the	For the
	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	December 31,		December 31,	December 31,		December 31,	December 31,
	2006		2005	2004		2003	2002

Ratio of expenses to average net assets:
Before expense reduction	1.40%		1.45%	1.52%		1.56%	1.64%
After expense reduction	1.32%	(3)	1.40%	1.42%		1.46%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.85%		0.07%	(0.18%	)	1.28%	(0.27%	)
After expense reduction	0.93%	(3)	0.12%	(0.08%	)	1.38%	(0.27%	)
Portfolio turnover rate	3%		5%	52%		20%	40%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2006

	The Medical Portfolio

	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		December 31,		December 31,		December 31,		December 31,
	2006		2005		2004		2003		2002

Ratio of expenses to average net assets:
Before expense reduction	1.44%		1.50%		1.58%		1.53%		1.53%
After expense reduction	1.34%	(3)	1.49%		1.57%		1.53%		1.53%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.33%		(0.17%	)	(0.33%	)	(0.56%	)	(0.47%	)
After expense reduction	0.43%	(3)	(0.16%	)	(0.32%	)	(0.56%	)	(0.47%	)
Portfolio turnover rate	20%		2%		13%		16%		9%

	The Small Cap Opportunities Portfolio

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2006		2005	2004	2003	2002

Ratio of expenses to average net assets:
Before expense reduction	1.40%		1.48%	1.55%	1.67%	1.66%
After expense reduction	1.27%	(3)	1.37%	1.21%	1.49%	1.66%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.30%		0.46%	1.51%	2.88%	(0.29%	)
After expense reduction(3)	0.43%	(3)	0.57%	1.85%	3.06%	(0.29%	)
Portfolio turnover rate	6%		4%	96%	180%	200%

	The Kinetics Government
	Money Market Portfolio

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2006		2005	2004	2003	2002

Ratio of expenses to average net assets:
Before expense reduction	1.56%		1.37%	0.83%	0.79%	0.75%
After expense reduction	1.17%	(3)	1.37%	0.83%	0.79%	0.75%
Ratio of net investment income to average net assets:
Before expense reduction	3.13%		1.58%	0.18%	0.15%	0.67%
After expense reduction	3.52%	(3)	1.58%	0.18%	0.15%	0.67%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2006

	The Market
	Opportunities Portfolio

	January 31,
	2006(2)
	through
	December 31,
	2006

Ratio of expenses to average net assets:
Before expense reduction	1.81%	(1)
After expense reduction	1.61%	(1)(3)
Ratio of net investment income to average net assets:
Before expense reduction	0.16%	(1)
After expense reduction	0.36%	(1)(3)
Portfolio turnover rate	0%

(1)	Annualized.
(2)	Commencement of operations.
(3)	See footnote #2 for service provider, waiver discussion.
7.   New Accounting Pronouncements (Unaudited)
In June 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Trusts would report an income tax expense in the statement of operations. Adoption of FIN 48 is required to be implemented no later than June 29, 2007 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and the impact, if any, of this standard on the Trusts’ financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2006

based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Trusts’ financial statements has not yet been determined.
8.   Information about Proxy Voting (Unaudited)
Information regarding how Kinetics Portfolios Trust votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfund.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
9.   Information about the Portfolio Holdings (Unaudited)
The Kinetics Portfolios Trust file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

KINETICS PORTFOLIOS TRUST
Report of Independent Registered
Public Accounting Firm
To the Shareholders of and Board of Trustees
Kinetics Portfolios Trust
Sleepy Hollow, New York
We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, and The Market Opportunities Portfolio, each a series of shares of Kinetics Portfolios Trust (the “Trust”), as of December 31, 2006, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended except for The Market Opportunities Portfolio’s statement of operations, statement of changes in net assets and financial highlights for the period January 31, 2006 through December 31, 2006. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2003 were audited by other auditors whose report dated February 20, 2004 expressed an unqualified opinion on the financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform, nor were the Portfolios required to have, an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the above mentioned Portfolios as of December 31, 2006, the results of their operations for the year then ended, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended except for The Market Opportunities Portfolio’s statement of operations, statement of changes in net assets and financial highlights for the period January 31, 2006 through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 1, 2007

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios
The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Directors are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios’ shareholders and are governed by the laws of the State of Delaware in this regard.
Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Directors/ Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust, length of time served, principal occupations over at least the last five years, number of Fund and Portfolios overseen and any other Directorships held. The SAI includes additional information about the Funds’ officers and directors and is available, without charge, upon request by calling 1-800-930-3828.

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios — (Continued)

Board of Directors/Board of Trustees
Independent Directors/Trustees

				Number of
				Portfolios/Funds in
			Term of Office/	Fund Complex**
		Position(s) with the	Length of	Overseen by
Name and Address	Age	Company and Trust	Time Served	Trustee/Director

John J. Sullivan c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	76	Independent Director/Trustee	Indefinite/ 7 years	14
Steven T. Russell c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	43	Independent Director/Trustee	Indefinite/ 7 years	14
Douglas Cohen, C.P.A. c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	46	Independent Director/Trustee	Indefinite/ 7 years	14
William J. Graham c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	45	Independent Director/Trustee	Indefinite/ 7 years	14
Joseph E. Breslin c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	53	Independent Director/Trustee	Indefinite/ 7 years	14

Principal Occupation During the Past Five Years	Other Directorships Held by Trustee/Director

Retired; Senior Advisor, Long Term Credit Bank of Japan, Ltd.; Executive Vice President, Long Term Credit Bank Trust Company (1987-1999).	Director, The Kinetics Funds (2003 to Present)
Attorney and Counselor at Law, Partner, Law Firm of Russell and Fig (since September 2002); Steven Russell Law Firm (1994 to 2002); Professor of Business Law, Suffolk County Community College (1997 to Present).	N/A
Sunrise Credit Services, Inc. (2005 to Present); Wagner & Zwerman, LLP Certified Public Accountant (1997 to 2005); Leon D. Alpern & Co. (1985 to 1997).	Director, The Kinetics Funds (1996 to Present)
Attorney, William J. Graham, PC (2001 to Present); Bracken & Margolin, LLP (1997 to 2001).	N/A
Chief Operating Officer, Aladdin Capital Management (2005 to Present); Independent Consultant Whitehall Asset Management (May 2003 to 2004); Consultant, Independence Community Bank (2003-2005); Senior Managing Director, Marketing & Sales, Whitehall Asset Management, a financial services company (1999 to May 2003).	Director, AIP Alternative Strategies Fund

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios — (Continued)

Board of Directors/Board of Trustees (Continued)
Interested Directors/Trustees and Officers

				Number of
				Portfolios/Funds in
			Term of Office/	Fund Complex**
		Position(s) with the	Length of	Overseen by
Name and Address	Age	Company and Trust	Time Served	Trustee/Director

Murray Stahl* c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	54	Director/Trustee, Secretary	Indefinite/ 7 years	14
Peter B. Doyle* c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	45	Director/Trustee, President and Chairman of the Board	Indefinite/ 5 years	14
Leonid Polyakov* c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	48	Director/Trustee and Treasurer	Indefinite/ 5 years	14

*	Directors/Trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser.

Principal Occupation During the Past Five Years	Other Directorships Held by Trustee/Director

Chairman, The FRMO Corp. (2001 to Present) (provides consulting services to private investment funds and research services with respect to marketable securities); Chairman, Horizon Asset Management, an investment adviser (1994 to Present); Director of Research, Kinetics Asset Management and Kinetics Mutual Funds, Inc.	Chairman of Horizon Asset Management; Chairman of FRMO Corporation

President, Kinetics Asset Management and Kinetics Fund Distributors, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); Director and Officer, Horizon Asset Management, Inc. (1994 to Present); Chief Investment Strategist, Kinetics Asset Management and Kinetics Mutual Funds, Inc. (1998 to Present)	Director, The Kinetics Funds (2001 to Present); Director and Officer of FRMO Corporation

CFO, Kinetics Asset Management, Inc. (2000 to Present); President, Kinetics Funds Distributor, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); CFO, KBD Securities, LLC (2000 to Present); Vice-President, JP Morgan (1997 to 2000)	Director, The Kinetics Funds (2001 to Present)

**	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
Privacy Policy
We collect the following nonpublic personal information about you:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.
We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Kinetics Mutual
Funds, Inc.
16 New Broadway
Sleepy Hollow, NY 10591
INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management, Inc.
16 New Broadway
Sleepy Hollow, NY 10591
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103
DISTRIBUTOR
Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591
ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 Rivercenter Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of trustees/directors has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Douglas Cohen and Mr. Joseph Breslin are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
     (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $45,000 and $45,000 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2005 and $55,000 and $55,000 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2006.
     (b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item are $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2005 and $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2006.
     (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are $12,000 and $12,000 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2005 and $15,400 and $15,400 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2006. Professional services for tax compliance include review of the Funds’ federal and state income tax returns.
     (d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2005 and $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2006.

     (e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.
     (e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.
     (f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).
     (g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2005 and $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2006.
     (h) Not applicable as the response to (g) of this item is none.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.

2

Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Exhib 99 Code: Incorporated by reference to Item 12(c)(1) to the report filed on Form N-CSR on March 10, 2006 (Accession Number 0000950137-06-002846).

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

3

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)	/s/ Peter B. Doyle
Peter B. Doyle, President

Date 03/09/07
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter B. Doyle
Peter B. Doyle, President

Date 03/09/07

By (Signature and Title)	/s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date 03/08/07

4